              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-28995
                                                      '40 Act File No. 811-08241



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 3                 [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 4                        [X]


                          NATIONWIDE VARIABLE ACCOUNT-9
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

[ ]  immediately upon filing to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485


[X]  60 days after filing pursuant to paragraph (a) of Rule 485


[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                        PAGE

Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover page...............................................................................       3
     Item   2.    Definitions..............................................................................       5
     Item   3.    Synopsis or Highlights...................................................................      16
     Item   4.    Condensed Financial Information..........................................................      17
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies....................      17
     Item   6.    Deductions and Expenses..................................................................      20
     Item   7.    General Description of Variable Annuity Contracts........................................      25
     Item   8.    Annuity Period...........................................................................      33
     Item   9.    Death Benefit and Distributions..........................................................      38
     Item  10.    Purchases and Contract Value.............................................................      26
     Item  11.    Redemptions..............................................................................      28
     Item  12.    Taxes....................................................................................      42
     Item  13.    Legal Proceedings........................................................................      49
     Item  14.    Table of Contents of the Statement of Additional Information.............................      52

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page...............................................................................      72
     Item  16.    Table of Contents........................................................................      72
     Item  17.    General Information and History..........................................................      72
     Item  18.    Services.................................................................................      72
     Item  19.    Purchase of Securities Being Offered.....................................................      73
     Item  20.    Underwriters.............................................................................      73
     Item  21.    Calculation of Performance Information...................................................      73
     Item  22.    Annuity Payments.........................................................................      74
     Item  23.    Financial Statements.....................................................................      75

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits........................................................     120
     Item  25.    Directors and Officers of the Depositor..................................................     122
     Item  26.    Persons Controlled by or Under Common Control with the Depositor or
                  Registrant...............................................................................     124
     Item  27.    Number of Contract Owners................................................................     135
     Item  28.    Indemnification..........................................................................     135
     Item  29.    Principal Underwriter....................................................................     135
     Item  30.    Location of Accounts and Records.........................................................     137
     Item  31.    Management Services......................................................................     137
     Item  32.    Undertakings.............................................................................     138

                        NATIONWIDE LIFE INSURANCE COMPANY

               Single Premium Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 1999.


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    The Dreyfus Socially Responsible Growth Fund, Inc.
     -    Dreyfus Stock Index Fund, Inc.
     -    Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

MORGAN STANLEY

     -    Morgan Stanley Universal Funds, Inc. - Emerging Markets Debt
          Portfolio
     - Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     -    Capital Appreciation Fund
     -    Government Bond Fund
     -    Money Market Fund
     -    Total Return Fund
     -    Nationwide Balanced Fund
     -    Nationwide Equity Income Fund
     -    Nationwide Global Equity Fund
     -    Nationwide High Income Bond Fund*
     -    Nationwide Multi Sector Bond Fund
     -    Nationwide Select Advisers Mid Cap Fund
     -    Nationwide Small Cap Value Fund
     -    Nationwide Small Company Fund
     -    Nationwide Strategic Growth Fund
     -    Nationwide Strategic Value Fund

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     -    Oppenheimer Aggressive Growth Fund
     -    Oppenheimer Growth Fund
     -    Oppenheimer Growth & Income Fund

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
     -    Growth & Income Portfolio
     -    International Equity Portfolio
     -    Post-Venture Capital Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (May 1, 1999) which contains additional information about the contracts and the variable account is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 52.

For general information or to obtain FREE copies of the:
     -    Statement of Additional Information
     -    prospectus for any underlying mutual fund
     -    prospectus for the Guaranteed Term Options,
     -    required Nationwide forms,

call:           1-800-243-6295
        TDD     1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182356
       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY IS NOT:

     -    A BANK DEPOSIT            -    FEDERALLY INSURED
     -    ENDORSED BY A BANK        -    AVAILABLE IN
          OR GOVERNMENT AGENCY           EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.


NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.


QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.


SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.



SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.


SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION DATE- Each day the New York Stock Exchange is open for business.

VALUATION PERIOD- The period of time beginning at the close of business on a valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF STANDARD CONTRACT EXPENSES..............

ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................


FINANCIAL STATEMENTS...............................


CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE ADVISORY SERVICES, INC..................

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS.
     Reduced Purchase Payment Option
     CDSC Options and Charges

     Death Benefit Options



     Guaranteed Minimum Income Benefit Option


CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................


     Surrenders Under a Texas Optional
       Retirement Program or a Louisiana
       Optional Retirement Plan

     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed

     Loan Interest

     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments

     Guaranteed Minimum Income Benefit Option ("GMIB")

     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts

     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Individual Retirement Annuities and Tax
        Sheltered Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
        Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

YEAR 2000 COMPLIANCE ISSUES........................

LEGAL PROCEEDINGS..................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF
   ADDITIONAL INFORMATION .........................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.


APPENDIX B: CONDENSED FINANCIAL INFORMATION........

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
     -    the contract owner meets an available exception, or
     - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................7%(1)

Range of CDSC over time:


Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
------------------------------         ----------

               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

a)   10% of all purchase payments made to the contract; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

  Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%3

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on an annual basis.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS



For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.



If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.




REDUCED PURCHASE PAYMENT OPTION




For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.



    Reduced Purchase Payment Option...........   0.25%
       Total Variable Account Charges
       (including Reduced Purchase
        Payment Option) ......................   1.20%



CDSC OPTION FOR ROTH IRAS




For an additional 0.15% of the daily net assets of the variable account, a Roth IRA applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.



   Five Year CDSC Option .......................  0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..........  1.10%



Range of Five-Year CDSC over time:



Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
------------------------------        ----------
               0                          7%
               1                          7%
               2                          6%
               3                          4%
               4                          2%
               5                          0%



CDSC WAIVER OPTIONS



   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER



   For an additional 0.10% of the daily net assets of the Variable Account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").



     Additional Withdrawal Without
     Charge and Disability Waiver ..............................    0.10%
       Total Variable Account Charges
         (including Additional Withdrawal Without Charge and
         Disability Waiver) ...................................     1.05%



   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES



   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "CDSC Options and Charges").



     10 Year and Disability Waiver..............                 0.05%
       Total Variable Account Charges
        (including 10 Year and Disability
         Waiver) ...............................                 1.00%

     Hardship Waiver............................                 0.15%
       Total Variable Account Charges
        (including Hardship Waiver).............                 1.10%



DEATH BENEFIT OPTIONS


An applicant may choose one of two optional death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up
   Death Benefit................................   0.05%
     Total Variable Account Charges
     (including One Year Step Up
     Death Benefit).............................   1.10%
   Optional 5% Enhanced Death
   Benefit......................................   0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................   1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTION



For an additional 0.50% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit option (see "Guaranteed Minimum Income Benefit Option").



   Guaranteed Minimum Income Benefit
   Option.......................................   0.50%
     Total Variable Account Charges
     (including a Guaranteed Minimum
     Income Benefit option).....................   1.45%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)


                                                                 Management       Other          12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                 ----------     ---------        -----      -------------
       American Century Variable Portfolios, Inc. - American       0.70%          0.00%          0.00%          0.70%
       Century VP Income & Growth
       American Century Variable Portfolios, Inc. - American       1.50%          0.00%          0.00%          1.50%
       Century VP International
       American Century Variable Portfolios, Inc. - American       1.00%          0.00%          0.00%          1.00%
       Century VP Value
       The Dreyfus Socially Responsible Growth Fund, Inc.          0.75%          0.01%          0.00%          0.76%
       Dreyfus Stock Index Fund, Inc.                              0.25%          0.03%          0.00%          0.28%
       Dreyfus Variable Investment Fund - Capital                  0.75%          0.05%          0.00%          0.80%
       Appreciation Portfolio
       Fidelity VIP Equity-Income Portfolio:  Service Class,       0.50%          0.05%          0.10%          0.65%
       Fidelity VIP Growth Portfolio:  Service Class               0.60%          0.07%          0.10%          0.77%
       Fidelity VIP  High Income Portfolio:  Service Class         0.59%          0.11%          0.10%          0.80%
       Fidelity VIP Overseas Portfolio:  Service Class             0.75%          0.16%          0.10%          1.01%
       Fidelity VIP II Contrafund Portfolio:  Service Class        0.60%          0.08%          0.10%          0.78%
       Fidelity VIP III Growth Opportunities Portfolio:            0.60%          0.13%          0.10%          0.83%
       Service Class
       Morgan Stanley Universal Funds, Inc. - Emerging             0.04%          1.26%          0.00%          1.30%
       Markets Debt Portfolio
       NSAT Capital Appreciation Fund                              0.60%          0.09%          0.00%          0.69%
       NSAT Government Bond Fund                                   0.50%          0.08%          0.00%          0.58%
       NSAT Money Market Fund                                      0.40%          0.08%          0.00%          0.48%
       NSAT Total Return Fund                                      0.60%          0.07%          0.00%          0.67%
       NSAT Nationwide Balanced Fund                               0.75%          0.15%          0.00%          0.90%
       NSAT Nationwide Equity Income Fund                          0.80%          0.15%          0.00%          0.95%
       NSAT Nationwide Global Equity Fund                          1.00%          0.20%          0.00%          1.20%
       NSAT Nationwide High Income Bond Fund                       0.80%          0.15%          0.00%          0.95%
       NSAT Nationwide Multi-Sector Bond Fund                      0.75%          0.15%          0.00%          0.90%
       NSAT Nationwide Select Advisers Mid Cap Fund                1.05%          0.15%          0.00%          1.20%
       NSAT Nationwide Small Cap Value Fund                        0.90%          0.15%          0.00%          1.05%
       NSAT Nationwide Small Company Fund                          1.00%          0.11%          0.00%          1.11%
       NSAT Nationwide Strategic Growth Fund                       0.90%          0.10%          0.00%          1.00%
       NSAT Nationwide Strategic Value Fund                        0.90%          0.10%          0.00%          1.00%
       Neuberger & Berman AMT Guardian Portfolio                   0.60%          0.40%          0.00%          1.00%
       Neuberger & Berman AMT Mid-Cap Growth Portfolio             0.60%          0.40%          0.00%          1.00%
       Neuberger & Berman AMT Partners Portfolio                   0.80%          0.06%          0.00%          0.86%
       Oppenheimer Variable Account Funds - Oppenheimer            0.71%          0.02%          0.00%          0.73%
       Aggressive Growth Fund
       Oppenheimer Variable Account Funds - Oppenheimer            0.73%          0.02%          0.00%          0.75%
       Growth Fund
       Oppenheimer Variable Account Funds - Oppenheimer            0.75%          0.08%          0.00%          0.83%
       Growth & Income Fund

                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                 ----------      --------        -----      -------------
       Van Eck Worldwide Insurance Trust - Worldwide Emerging      0.80%          0.00%          0.00%          0.80%
       Markets Fund
       Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%          0.17%          0.00%          1.17%
       Assets Fund
       Van Kampen Life Investment Trust - Morgan Stanley Real      1.00%          0.07%          0.00%          1.07%
       Estate Securities Portfolio
       Warburg Pincus Trust - Growth & Income Portfolio            0.65%          0.35%          0.00%          1.00%
       Warburg Pincus Trust - International Equity Portfolio       1.00%          0.35%          0.00%          1.35%
       Warburg Pincus Trust - Post-Venture Capital Portfolio       1.07%          0.33%          0.00%          1.40%


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                 ----------      --------        -----      -------------
       Fidelity VIP Equity-Income Portfolio:  Service Class,       0.50%          0.08%          0.10%          0.68%
       Fidelity VIP Growth Portfolio:  Service Class               0.60%          0.09%          0.10%          0.79%
       Fidelity VIP Overseas Portfolio:  Service Class             0.75%          0.17%          0.10%          1.02%
       Fidelity VIP II Contrafund Portfolio:  Service Class        0.60%          0.11%          0.10%          0.81%
       Fidelity VIP III Growth Opportunities Portfolio:            0.60%          0.14%          0.10%          0.84%
       Service Class
       Morgan Stanley Universal Funds, Inc. - Emerging             0.80%          1.26%          0.00%          2.06%
       Markets Debt Portfolio
       NSAT Nationwide Balanced Fund                               0.75%          4.15%          0.00%          4.90%
       NSAT Nationwide Equity Income Fund                          0.80%          4.83%          0.00%          5.63%
       NSAT Nationwide Global Equity Fund                          1.00%          1.84%          0.00%          2.84%
       NSAT Nationwide High Income Bond Fund                       0.80%          1.38%          0.00%          2.18%
       NSAT Nationwide Multi-Sector Bond Fund                      0.75%          3.66%          0.00%          4.41%
       NSAT Nationwide Select Advisers Mid Cap Fund                1.05%          2.26%          0.00%          3.31%
       NSAT Nationwide Small Cap Value Fund                        0.90%          5.41%          0.00%          6.31%
       NSAT Nationwide Strategic Growth Fund                       0.90%          5.43%          0.00%          6.33%
       NSAT Nationwide Strategic Value Fund                        0.90%          4.64%          0.00%          5.54%
       Van Eck Worldwide Insurance Trust - Worldwide Emerging      1.00%          0.34%          0.00%          1.34%
       Markets Fund
       Van Eck Worldwide Insurance Trust - Worldwide Hard          1.00%          0.18%          0.00%          1.18%
       Assets Fund
       Warburg Pincus Trust - Growth & Income Portfolio            0.75%          0.45%          0.00%          1.20%
       Warburg Pincus Trust - International Equity Portfolio       1.00%          0.36%          0.00%          1.36%
       Warburg Pincus Trust - Post-Venture Capital Portfolio       1.25%          0.33%          0.00%          1.58%

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects the maximum amount of variable account charges (which includes all applicable rider options) that could be assessed to a contract.



For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.



The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



                               If you surrender your Contract  If you do not surrender your       If you annuitize your
                                at the end of the applicable    Contract at the end of the              Contract
                                        time period               applicable time period      at the end of the applicable
                                                                                                       time period
                               ------------------------------   -----------------------------   ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------   -----  -----  ------  -------   -----  ------  ------  -------
American Century Variable        92     144    189      323       29    90      153     323       *      90     153      323
Portfolios, Inc. - American
Century VP Income & Growth
American Century Variable       101     169    230      399       38    115     194     399       *      115    194      399
Portfolios, Inc. - American
Century VP International
American Century Variable        96     153    205      352       33    99      169     352       *      99     169      352
Portfolios, Inc. - American
Century VP Value
The Dreyfus Socially             93     146    192      329       30    92      156     329       *      92     156      329
Responsible Growth Fund, Inc.
Dreyfus Stock Index Fund, Inc.   88     131    167      280       25    77      131     280       *      77     131      280
Dreyfus Variable Investment      93     147    194      333       30    93      158     333       *      93     158      333
Fund - Capital Appreciation
Portfolio
Fidelity VIP Equity-Income       92     142    187      318       29    88      151     318       *      89     151      318
Portfolio:  Service Class
Fidelity VIP Growth              93     146    193      330       30    92      157     330       *      93     157      330
Portfolio:  Service Class
Fidelity VIP  High Income        93     147    194      333       30    93      158     333       *      93     158      333
Portfolio:  Service Class
Fidelity VIP Overseas            96     154    205      353       33    100     169     353       *      100    169      353
Portfolio:  Service Class
Fidelity VIP II Contrafund       93     147    193      330       30    93      157     331       *      93     157      330
Portfolio:  Service Class
Fidelity VIP III Growth          94     148    196      336       31    94      160     336       *      94     160      336
Opportunities Portfolio:
Service Class
Morgan Stanley Universal         99     163    220      381       36    109     184     381       *      109    184      381
Funds, Inc. - Emerging
Markets Debt Portfolio

                               If you surrender your Contract   If you do not surrender your      If you annuitize your
                                at the end of the applicable     Contract at the end of the              Contract
                                        time period                applicable time period       at the end of the applicable
                                                                                                         time period
                               ------------------------------   -----------------------------   ------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.    1 Yr.  3 Yrs  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
                               -----  ------  ------  -------   -----  -----  ------  -------   -----  ------  ------  -------

NSAT Capital Appreciation Fund   92     144    189     322       29     90     153       322      *      90      153     322
NSAT Government Bond Fund        91     140    183     311       28     86     147       311      *      86      147     311
NSAT Money Market Fund           90     137    178     301       27     83     142       301      *      83      142     301
NSAT Total Return Fund           92     143    188     320       29     89     152       320      *      89      152     320
NSAT Nationwide Balanced Fund    95     150    199     343       32     96     163       343      *      96      163     343
NSAT Nationwide Equity Income    95     152    202     347       32     98     166       347      *      98      166     347
Fund
NSAT Nationwide Global Equity    98     160    215     371       35     106    179       371      *      106     179     371
Fund
NSAT Nationwide High Income      95     152    202     347       32     98     166       347      *      98      166     347
Bond Fund
NSAT Nationwide Multi Sector     95     150    199     343       32     96     163       343      *      96      163     343
Bond Fund
NSAT Nationwide Select           98     160    215     371       35     106    179       371      *      106     179     371
Advisers Mid-Cap Fund
NSAT Nationwide Small Cap        96     155    207     357       33     101    171       357      *      101     171     357
Value Fund
NSAT Nationwide Small Company    97     157    210     363       34     103    174       363      *      103     174     363
Fund
NSAT Nationwide Strategic        96     153    205     352       33     99     169       352      *      99      169     352
Growth Fund
NSAT Nationwide Strategic        96     153    205     352       33     99     169       352      *      99      169     352
Value Fund
Neuberger & Berman AMT-          96     153    205     352       33     99     169       352      *      99      169     352
Guardian Portfolio
Neuberger & Berman AMT-          96     153    205     352       33     99     169       352      *      99      169     352
Mid-Cap Growth Portfolio
Neuberger & Berman AMT-          94     149    197     339       31     95     161       339      *      95      161     339
Partners Portfolio
Oppenheimer Variable Account     93     145    191     326       30     91     155       326      *      91      155     326
Funds - Oppenheimer
Aggressive Growth Fund
Oppenheimer Variable Account     93     146    192     328       30     92     156       328      *      92      156     328
Funds - Oppenheimer Growth
Fund
Oppenheimer Variable Account     94     148    196     336       31     94     160       336      *      94      160     336
Funds - Oppenheimer Growth &
Income Fund
Van Eck Worldwide Insurance      93     147    194     333       30     93     158       333      *      93      158     333
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance      97     159    213     369       34     105    177       369      *      105     177     369
Trust - Worldwide Hard Assets
Fund

                               If you surrender your Contract       If you do not surrender your   If you annuitize your
                                at the end of the applicable          Contract at the end of the          Contract
                                        time period                     applicable time period     at the end of the applicable
                                                                                                      time period
                               ---------------------------------   ------------------------------  ------------------------------
                               1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.  3 Yrs   5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.
                               -----   ------   ------   -------   -----  -----   ------  -------  ------  ------  ------ -------
Van Kampen Life Investment       96      156     208       359       33    102      172     359       *      102    172     359
Trust - Morgan Stanley Real
Estate Securities Portfolio
Warburg Pincus Trust - Growth    96      153     205       352       33    99       169     352       *      99     169     352
& Income Portfolio
Warburg Pincus Trust -           99      164     222       386       36    110      186     386       *      110    186     386
International Equity Portfolio
Warburg Pincus Trust -          100      166     225       390       37    112      189     390       *      112    189     390
Post-Venture Capital Portfolio


* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:
     -    401(a) Investment-only
     -    Non-Qualified
     - IRAs with contributions rolled over or transferred from certain tax-qualified plans*
     -    Roth IRAs
     - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*

     -    Charitable Remainder Trust
     -    SEP IRAs
     -    Simple IRAs

* Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
     --------        ----------------     -----------

401(a)                   $100,000           $15,000
Investment-only
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000



If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES


Nationwide deducts a mortality and expense risk charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and expense risks, and for administrative expenses.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of: (1) 7% of the amount surrendered; or (2) 7% of the total of all purchase payments made within 7 years of the surrender date.


There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:




          OPTION              CONTRACT     CHARGE
                                 TYPE
          ------              --------     -------
Five Year CDSC Option        Roth IRAs     0.15%
Additional Withdrawal        all           0.10%
Without Charge and
Disability Waiver
10 Year and Disability       Tax           0.05%
Waiver                       Sheltered
                             Annuities
Hardship Waiver              Tax           0.15%
                             Sheltered
                             Annuities



If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.


Two optional death benefits are available under the contract. If the contract owner elects one of these options, Nationwide will deduct either 0.05% for the One-Year Step Up Death Benefit, or 0.10% for the 5% Enhanced Death Benefit.


A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of 0.50% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").


FINANCIAL STATEMENTS



Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.



CONDENSED FINANCIAL INFORMATION



The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 22, 1997, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New purchase payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts mortality and expense risk charges from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC, as described below.

The CDSC will not exceed the lesser of:

     (1)  7% of the amount surrendered; or

     (2) 7% of the total of all purchase payments made within 7 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the lesser of the amount surrendered or the total of all purchase payments made within 7 years of the surrender request.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
 -------------------------            ----------

             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%


The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59-1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.


A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:



     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and



     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.



The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.


PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:
(1) the time the contract is surrendered; (2) annuitization; or (3) such earlier date as Nationwide becomes subject to premium taxes.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


REDUCED PURCHASE PAYMENT OPTION



If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.



CDSC OPTIONS AND CHARGES



Five Year CDSC Option for Roth IRAs



For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Roth IRA may choose the Five-Year CDSC Option.



Under this option, CDSC will not exceed the lesser of:



     (1)  7% of the amount surrendered; or



     (2) 7% of the total of all purchase payments made within 60 months of the surrender date.




The Five Year CDSC Option for Roth IRAs applies as follows:



       Number of Years from Date of          CDSC
             Purchase Payment             Percentage
       ----------------------------       ----------
                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%

Additional Withdrawal Without Charge and Disability Waiver



Each contract has a standard 10% CDSC-free withdrawal privilege. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.



This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.



Additional CDSC Waiver Options for Tax Sheltered Annuities



     10 Year and Disability Waiver



     For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:



     1)   the contract owner has been the owner of the contract for 10 years;
          and



     2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.




     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.





     Hardship Waiver



     For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.



     If this waiver becomes effective, no additional purchase payments may be made to the contract.



DEATH BENEFIT OPTIONS



If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% or 0.10% of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.



One-Year Step Up Death Benefit



If the annuitant dies before the annuitization date, the death benefit will be the greatest of:



     1)   the contract value;



     2) the total of all purchase payments, less an adjustment for amounts surrendered; or



     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.



The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit



If the annuitant dies before the annuitization date, the death benefit will be the greater of:



     (1)  the contract value; or



     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.


Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:

     -     The third contract anniversary has passed; and

     - The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:

     - The contract owner has been diagnosed by a physician to have a terminal illness; and

     - Nationwide receives and records a letter from that physician indicating such diagnosis.

For those contracts that have a non-natural person as contract owner for the benefit of a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner has NOT been established for the benefit of a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.



GUARANTEED MINIMUM INCOME BENEFIT OPTION



For an additional charge of 0.50% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:
     -    on a Nationwide form;
     -    signed by the contract owner; and
     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -     Joint owners can only be named for Non-Qualified Contracts

     - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners

     - The exercise of any ownership right in the contract will require a written request signed by both joint owners

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT


The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 83 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.


BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share equally, unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable

Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
     --------        ----------------     ----------

401(a)                   $100,000           $15,000
Investment-only
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000



If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.


Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

     -    New Year's Day                 -    Independence Day
     -    Martin Luther King, Jr. Day    -    Labor Day
     -    Presidents Day                 -    Thanksgiving
     -    Good Friday                    -    Christmas
     -    Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.


If Nationwide is unable to price purchase payments or transfers on any day that the New York Stock Exchange is open, Nationwide will make its best effort to process purchase payments and transfers as of the date pricing should have occurred.


ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

VALUE OF AN ACCUMULATION UNIT

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CONTRACT VALUE


Contract value is the sum of the value of amounts allocated to the sub-accounts in the variable account, and amounts allocated to the fixed account and to a Guaranteed Term Option. If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.



Determining Variable Account Value - Valuing an Accumulation Unit



Purchase payments or transfers allocated to the underlying mutual funds are held in sub-accounts in the form of accumulation units. Accumulation unit value is determined by calculating the net investment factor of each underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit value determined on the previous valuation period.



Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor mathematically shows the investment performance of the underlying mutual fund option in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.



The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:



(a)      is the net of:



     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and



     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).



(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.



(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.



Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underling mutual fund shares because of the deduction of variable account charges.



Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.



Determining Fixed Account Value



Nationwide determines the value of the fixed account by:



    1)  adding all amounts allocated to the fixed account;

     2)   adding any interest earned on the amounts allocated; and



     3) subtracting any withdrawals, transfers and charges deducted in accordance with the contract.



Determining the Guaranteed Term Option Value



Nationwide determines the value of a Guaranteed Term Option by:



     1)   adding all amounts allocated to any Guaranteed Term Option;



     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option;



     3) adding or subtracting any amounts resulting from a market value adjustment; and



     4)   subtracting charges deducted in accordance with the contract.


TRANSFERS

Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

     -    Transfers between sub-accounts are limited to once per valuation date.


     - For any 12 month period, Nationwide may restrict transfers from the variable account to the fixed account to 10% of the combined value of Guaranteed Term Option allocations and the variable account contract value.

     - Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

     - Nationwide reserves the right to refuse transfers or purchase payments into the fixed account if the fixed account value is greater than or equal to 30% of the total contract value.

     - After annuitization, transfers may only be made on the anniversary of the annuitization date.

     - Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").


Amounts transferred to the variable account will receive the accumulation unit value determined on the previous valuation period.


Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine. Nationwide's failure to follow these procedures will result in its liability for fraudulent or unauthorized transfers. However, Nationwide will not be liable for following telephone instructions that it reasonably believed to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.



Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.



Partial Surrenders (Partial Redemptions)



Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.



A Contingent Deferred Sales Charge may apply. The contract owner may take the Contingent Deferred Sales Charge from either:

     a)  the amount requested; or



     b)  the remaining contract value.



If the contract owner does not make a specific election, any applicable Contingent Deferred Sales Charge will be taken from the remaining contract value.



Full Surrenders (Full Redemptions)



The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A Contingent Deferred Sales Charge may apply.



SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN



Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.



The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:



     -     the participant dies;



     - the participant retires; o the participant terminates employment due to total disability;



     - or the participant that works in a Texas public institution of higher education terminates employment.




A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.



Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any Contingent Deferred Sales Charge.



Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.


SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and 3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1998 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:



                    CONTRACT     MAXIMUM OUTSTANDING LOAN
                     VALUES       BALANCE ALLOWED
                    --------     -------------------------

NON-ERISA PLANS     up to        up to 80% of contract
                    $20,000      value (not more than
                                 $10,000)
                    $20,000      up to 50% of contract
                    and over     value (not more than
                                 $50,000*)
ERISA PLANS         All          up to 50% of contract
                                 value (not more than
                                 $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement) If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.


Investment-only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.


Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59-1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:


                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
        ----------------            --------------

        Under age 59-1/2                  5%
   Age 59-1/2 through age 61              7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%


Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose: (1) an annuity payment option; and (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY


A fixed payment annuity is an annuity where the amount of the annuity payments remains level.


The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)    deducting applicable premium taxes from the total contract value;
           then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY


A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.



        A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN
      EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.


The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)    deducting applicable premium taxes from the total contract value;
           then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate


An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing.

Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.


GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")



What is a GMIB?



A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.



How is the Guaranteed Annuitization Value Determined?



The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:



(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring prior to the annuitant's 86th birthday;



(b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

GMIB Illustrations



The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.



The illustrations assume the following:



- An initial purchase payment of $100,000.00 is made to the contract and allocated to the variable account



- There are no surrenders from the contract or transfers to the fixed account (making the fixed account greater than 30% of the contract value)



-      The contract is issued to a MALE at age 55, 65 or 70



- A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected at annuitization






                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

Male Age at Issue     Male Age at Annuitization    GMIB Purchase Rate*    Monthly GMIB
-----------------     -------------------------    -------------------    ------------
     55                          62                    $   4.72              $   664.15
     65                          72                    $   5.96              $   838.63
     70                          77                    $   5.79              $   955.42





                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

Male Age at Issue     Male Age at Annuitization    GMIB Purchase Rate*    Monthly GMIB
-----------------     -------------------------    -------------------    ------------
     55                       65                         $5.03                 $819.33
     65                       75                         $6.44               $1,049.01
     70                       80                         $7.32               $1,192.35



                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

Male Age at Issue     Male Age at Annuitization    GMIB Purchase Rate*    Monthly GMIB
-----------------     -------------------------    -------------------    ------------
      55                      70                         $5.66                $1,132.00
      65                      80                         $7.32                $1,464.00
      70                      85                         $8.18                $1,636.00




*Monthly Benefit per $1,000 applied



The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates would also apply for females, and for males who annuitize at ages other than the ones shown above, or annuitize under other annuity payment options. In instances where different guaranteed purchase rates apply, the GMIB amounts shown above would be different. In all instances, the guaranteed purchase rates used to calculate the GMIB are the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

Special Restrictions for a GMIB



After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:



  (1)    the application of additional purchase payments;



  (2)    surrenders; or



  (3)    transfers from the variable account,



then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.



If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue, for the purposes of the Guaranteed Annuitization Value, at 5% annually, subject to the other terms and conditions outlined herein.



When May the Guaranteed Annuitization Value be Used?



The contract owner may use the Guaranteed Annuitization Value by electing to enter the annuity payment phase of the contract (annuitizing the contract) during the thirty day period following any contract anniversary:



  (1)    after the contract has been in effect for seven years; AND



  (2)    the annuitant has attained age 60.



What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?



The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:



  -      Life Annuity


  -      Joint and Last Survivor Annuity


  -      Life Annuity with 120 or 240 Monthly Payments Guaranteed



Other Terms and Conditions of a GMIB



                            **PLEASE READ CAREFULLY**



  -      The GMIB must be elected at the time of application.



  - The annuitant must be age 83 or younger at the time the contract is issued.



  - The GMIB is irrevocable and will remain for as long as the contract remains in force.



       IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTION



While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.



- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under this contract.



- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.



- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.



- The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.



- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of this contract.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:




(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

       The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)    in a lump sum;

(2)    as an annuity; or

(3)    in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)    proper proof of the annuitant's death;

(2)    an election specifying the distribution method; and

(3)    any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:


1)     the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

4)     the contract value;

5) the total of all purchase payments, less an adjustment for amounts surrendered; or

6) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:


(3)    the contract value; or

(4) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

       a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

              Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;


       b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

       a) the death of the annuitant will be treated as the death of a contract owner;

       b) any change of annuitant will be treated as the death of a contract owner; and

       c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

       a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

       b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary. d)

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:


       a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70-1/2; or

       b)     the annuitant's retirement date.


Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70-1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:


       a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70-1/2; or

       b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS



Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70-1/2. Distribution may be paid in a lump sum or in substantially equal payments over:



       a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

       b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.


If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:



       a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:


              1) treat the contract as an IRA or SEP IRA established for his or her benefit; or


              2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70-1/2; or

       b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than

              December 31 of the year following the year of the contract owner's death.


Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.


If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.


If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

              1) treat the contract as a Roth IRA established for his or her benefit; or

              2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70-1/2; or

       b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Income Taxes").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.


Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

IRAs and SEP IRAs



Distributions from IRAs and SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA or SEP IRA or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:



       -      the amount of nondeductible purchase payments;

       -      the amount of any distributions;

       - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and


       -      the total balance in all IRAs.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:


       (i) it is made on or after the date on which the contract owner attains age 59-1/2;

       (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

       (iii)  it is attributable to the contract owner's disability; or

       (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, it may be included on his or her final tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59-1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

       1)     is the result of a contract owner's death;

       2)     is the result of a contract owner's disability;


       3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner),

       4)     is for the purchase of an immediate annuity;

       5) is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

If a contract owner dies before the annuitization date, then the joint owner, the contingent owner or other named recipient must receive the distribution within 5 years of the contract owner's death. However, the recipient may elect to receive payments over his or her life or life expectancy as long as the payments begin within one year of the contract owner's death. If the joint owner, contingent owner or other named recipient is the surviving spouse, the spouse may choose to take over the contract as contract owner and the contract will be continued throughout the life of the surviving spouse.

If the contract owner dies on or after the annuitization date and before the entire interest has been distributed, the remainder must be distributed at least as rapidly as under the method being used on the date of the contract owner's death (see "Required Distributions for Tax Sheltered Annuities").

If the contract owner is not a natural person, the death of the annuitant (or a change in the annuitant) will result in a distribution pursuant to these rules, regardless of whether a contingent annuitant is named.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person for the benefit of an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

       a) acquired by the estate of a decedent by reason of the death of the decedent;

       b) issued in connection with certain qualified retirement plans and individual retirement plans;

       c)     used in connection with certain structured settlements;

       d) purchased by an employer upon the termination of certain qualified retirement plans; or

       e)     an immediate annuity.

IRAS, SEP IRAS, AND TAX SHELTERED ANNUITIES



Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from IRAs, SEP IRAs, and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.


Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.


The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into IRAs or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA or SEP IRA. Distributions that may NOT be rolled over are those that are:


       a) one of a series of substantially equal annual (or more frequent) payments made:

              1)     over the life (or life expectancy) of the contract owner;

              2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

              3)     for a specified period of ten years or more; or

       b)     a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.


IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.


ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

All of the income from rollovers will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

       1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

       2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

       1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

       2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

       -      a transfer of the contract from one contract owner to another; or

       -      a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

       a) an individual who is two or more generations younger than the contract owner; or

       b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

       - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

       - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless


       -      the failure to diversify was accidental;

       -      the failure is corrected; and

       -      a fine is paid to the Internal Revenue Service.


The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners all statements and reports required by law. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

       -      statements showing the contract's quarterly activity;

       - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

       - semi-annual reports as of June 30 containing financial statements for the variable account; and

       - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999.

Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999. Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant.

As of the end of July 1998, Nationwide has renovated 97% of all applications that required renovation. Testing of the renovated programs is in process, including running each application with the date moved forward to Year 2000. Nationwide expects to complete the testing of all renovated applications by the end of 1998. For applications being replaced, Nationwide anticipates all replacement systems to be in place and functioning by the end of 1998. Contingency plans are substantially completed which identify actions to be taken if Nationwide's renovation and replacement strategies fall behind schedule.

Nationwide is also completing an inventory and assessment of all vendor products. As of the end of July 1998, 83% of products had been assessed and 69% were Year 2000 compliant. Nationwide is certifying that each vendor product is Year 2000 compliant. At the end of July 1998, 24% of vendor products that were identified as Year 2000 compliant had been certified. Nationwide anticipates having all vendor products assessed and certified by the end of 1998. Any vendor products that cannot be certified as Year 2000 compliant will be replaced or eliminated.

In addition to resolving internal Year 2000 readiness issues, Nationwide is working with all business partners to assess Year 2000 issues associated with the exchange of electronic data. Nationwide has completed an inventory and assessment of all interfaces with business partners and is in the process of testing those interfaces. Nationwide has also initiated plans to survey producer business partners to ascertain their Year 2000 readiness.

Operating expenses in 1997 and in the first six months of 1998 include approximately $45 million and $22.6 million, respectively, for technology projects, including costs related to Year 2000. In the second half of 1998, Nationwide anticipates spending an amount comparable to expense for the first half of 1998. At this time, no significant Year 2000 costs are anticipated in 1999. Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in this lawsuit seeks to represent a national class of Nationwide policyholders and claims unspecified compensatory and punitive damages. On August 20, 1998, the Court in the Snyder case signed an order preliminarily approving a class for settlement purposes and scheduled a fairness hearing for December 17, 1998. The proposed settlement, if ultimately approved, is not expected to have a material adverse effect on the financial condition of Nationwide Life Insurance Company.

In April 1998, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in Ohio State Court similar to the Snyder lawsuit (David Mishler v. Nationwide Life Insurance Co.). These plaintiffs seek to represent a similar class, make similar allegations and seek unspecified compensatory and punitive damages.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, brought an action in a Texas federal court against Nationwide Life Insurance Company and the American Century Group as defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners who they claim were misled when purchasing these variable contracts. Plaintiffs alleged the purchasers were led to believe that the performance of an underlying mutual fund managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a public mutual fund, also managed by American Century. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide Life Insurance Company and American Century. The parties are presently engaged in discovery on the issue of whether the lawsuit should be certified as a class action. Plaintiffs filed their motion in support of class certification and Nationwide Life Insurance Company intends to file a response opposing class certification. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

       -      precious metals;

       -      real estate;

       -      stocks and bonds;

       -      closed-end funds;

       -      bank money market deposit accounts and passbook savings;

       -      CDs; and

       -      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

       -      S&P 500;

       -      Shearson/Lehman Intermediate Government/Corporate Bond Index;

       -      Shearson/Lehman Long-Term Government/Corporate Bond Index;

       -      Donoghue Money Fund Average;

       -      U.S. Treasury Note Index;

       -      Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and

       -      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

       -      Lipper Analytical Services, Inc.,

       -      CDA/Wiesenberger,

       -      Morningstar,

       -      Donoghue's,

       -      magazines such as:

              -      Money;

              -      Forbes;

              -      Kiplinger's Personal Finance Magazine;

              -      Financial World

              -      Consumer Reports

              -      Business Week;

              -      Time;

              -      Newsweek;

              -      National Underwriter;

              -      News and World Report;

       -      LIMRA;

       -      Value;

       -      Best's Agent Guide;

       -      Western Annuity Guide;

       -      Comparative Annuity Reports;

       -      Wall Street Journal;

       -      Barron's;

       -      Investor's Daily;

       -      Standard & Poor's Outlook; and

       -      Variable Annuity Research & Data Service (The VARDS Report)

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the maximum charges that could be assessed to a contract if all options are chosen (2.10%), except premium taxes, which may be imposed by certain states.



Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods

(or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE

General Information and History........................................  1

Services...............................................................  1

Purchase of Securities Being Offered...................................  2

Underwriters...........................................................  2

Calculations of Performance............................................  2

Annuity Payments.......................................................  3

Financial Statements...................................................  4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation

("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     CAPITAL APPRECIATION PORTFOLIO

     Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO:  SERVICE CLASS

     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which NAS determines have a better-than-average potential for sustained capital growth over the long term.

     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

     TOTAL RETURN FUND

     Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

     SUBADVISED NATIONWIDE FUNDS

          NATIONWIDE BALANCED FUND

          Subadviser: Salomon Brothers Asset Management, Inc.

          Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

          NATIONWIDE EQUITY INCOME FUND

          Subadviser: Federated Investment Counseling

          Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

          NATIONWIDE GLOBAL EQUITY FUND

          Subadviser: J. P. Morgan Investment Management Inc.

          Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc. intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

          NATIONWIDE HIGH INCOME BOND FUND

          Subadviser: Federated Investment Counseling

          Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.

          NATIONWIDE MULTI SECTOR BOND FUND

          Subadviser: Salomon Brothers Asset Management, Inc. with Salomon Brothers Asset Management Limited

          Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser, Salomon Brothers Asset Management, Inc. broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities. The Subadviser has entered into a subadvisory agreement with its London based affiliate, Salomon Brothers Asset Management Limited, pursuant to which the subadviser has delegated to Salomon Brothers Asset Management Limited responsibility for management of the Fund's investments in non-dollar denominated debt securities and currency transactions.

          NATIONWIDE SELECT ADVISERS MID CAP FUND

          Subadvisers: First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates

          Investment Objective: Capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion). Under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

          NATIONWIDE SMALL CAP VALUE FUND

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

          NATIONWIDE SMALL COMPANY FUND

          Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

          Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

          NATIONWIDE STRATEGIC GROWTH FUND

          Subadviser: Strong Capital Management Inc.

          Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.

          NATIONWIDE STRATEGIC VALUE FUND

          Subadviser: Strong Capital Management Inc./Schafer Capital Management Inc.

          Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is N&B Management.

          AMT GUARDIAN PORTFOLIO

          Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

          AMT MID-CAP GROWTH PORTFOLIO

          Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that N&B Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

          AMT PARTNERS PORTFOLIO

          Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

          OPPENHEIMER AGGRESSIVE GROWTH FUND

          Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

          OPPENHEIMER GROWTH FUND

          Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

          OPPENHEIMER GROWTH & INCOME FUND

          Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

          WORLDWIDE EMERGING MARKETS FUND

          Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

          -WORLDWIDE HARD ASSETS FUND

          Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management Inc. serves as the Fund's investment adviser.

          MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

          Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

          GROWTH & INCOME PORTFOLIO

          Investment Objective: Long-term growth of capital and income by investing primarily in dividend-paying equity securities. Under normal market conditions, the Portfolio will invest substantially all of its asset in equity securities that Warburg considers to be relatively undervalued based upon research and analysis, taking into account factors such as price/book ratio, price/cash flow ratio, earnings growth, debt/capital ratio and multiples of earnings of comparable securities. Although the Portfolio may hold securities of any size, it currently expects to focus on companies with market capitalizations of $1 billion or greater at the time of initial purchase.

          INTERNATIONAL EQUITY PORTFOLIO

          Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

          POST-VENTURE CAPITAL PORTFOLIO

          Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

UNDERLYING MUTUAL FUND         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                               VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                               BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                               PERIOD                                                      PERIOD
American Century
Variable                        10.000000               10.408098           4.08%              832               1997
Portfolios, Inc. -
American
Century VP Income &
Growth - Q

American Century
Variable                        10.000000               10.408098           4.08%            5,236               1997
Portfolios, Inc. -
American
Century VP Income &
Growth - NQ

American Century
Variable                        10.000000               10.086493           0.86%              698               1997
Portfolios, Inc. -
American
Century VP
International - Q

American Century
Variable                        10.000000               10.086493           0.86%            2,265               1997
Portfolios, Inc. -
American
Century VP
International - NQ

American Century
Variable                        10.000000               10.295249           2.95%            1,336               1997
Portfolios, Inc. -
American
Century VP Value - Q

American Century
Variable                        10.000000               10.295249           2.95%            8,217               1997
Portfolios, Inc. -
American
Century VP Value - NQ

UNDERLYING MUTUAL FUND            ACCUMULATION UNIT   ACCUMULATION UNIT    PERCENT CHANGE IN    NUMBER OF           YEAR
                                  VALUE AT            VALUE AT END OF      ACCUMULATION UNIT    ACCUMULATION
                                  BEGINNING OF        PERIOD               VALUE                UNITS AT END OF
                                  PERIOD                                                         PERIOD
The Dreyfus Socially
Responsible Growth
Fund, Inc. - Q                     10.000000               10.169503           1.70%             4,821               1997

The Dreyfus Socially
Responsible Growth
Fund, Inc. - NQ                    10.000000               10.169503           1.70%             2,598               1997

Dreyfus Stock Index
Fund, Inc. - Q                     10.000000               10.342079           3.42%             9,203               1997

Dreyfus Stock Index
Fund, Inc. - NQ                    10.000000               10.342079           3.42%            13,090               1997

Dreyfus Variable
Investment Fund -
Capital Appreciation
Portfolio - Q                      10.000000               10.248351           2.48%             3,777               1997

Dreyfus Variable
Investment Fund -
Capital Appreciation
Portfolio - NQ                     10.000000               10.248351           2.48%               706               1997

Fidelity VIP
Equity-Income
Portfolio: Service
Class - Q                          10.000000               10.336779           3.37%            18,611               1997

Fidelity VIP
Equity-Income
Portfolio: Service
Class - NQ                         10.000000               10.336779           3.37%            36,514               1997

Fidelity VIP Growth
Portfolio: Service
Class - Q                          10.000000               10.029235           0.29%             4,718               1997

Fidelity VIP Growth
Portfolio: Service
Class - NQ                         10.000000               10.029235           0.29%             9,713               1997

UNDERLYING MUTUAL FUND              ACCUMULATION UNIT        ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF              YEAR
                                    VALUE AT                 VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                                    BEGINNING OF             PERIOD              VALUE              UNITS AT END OF
                                    PERIOD                                                            PERIOD
Fidelity VIP High
Income Portfolio:
Service Class - Q                     10.000000               10.125013           1.25%                   2,418               1997

Fidelity VIP High
Income Portfolio:
Service Class - NQ                    10.000000               10.125013           1.25%                  12,697               1997

Fidelity VIP Overseas
Portfolio: Service
Class - Q                             10.000000                9.900760        -0.99%                       887               1997

Fidelity VIP Overseas
Portfolio: Service
Class - NQ                            10.000000                9.900760        -0.99%                     9,071               1997

Fidelity VIP II
Contrafund Portfolio:
Service Class - Q                     10.000000                9.953285        -0.47%                    12,678               1997

Fidelity VIP II
Contrafund Portfolio:
Service Class - NQ                    10.000000                9.953285        -0.47%                    14,306               1997

Fidelity VIP III Growth
Opportunities
Portfolio: Service
Class - Q                             10.000000               10.398800           3.99%                   8,419               1997

Fidelity VIP III Growth
Opportunities
Portfolio: Service
Class - NQ                            10.000000               10.398800           3.99%                  13,599               1997

Morgan Stanley
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio - Q                         10.000000               10.423780           4.24%                     204               1997


UNDERLYING MUTUAL FUND       ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                             BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                              PERIOD                                                      PERIOD
Morgan Stanley
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio - NQ                10.000000           10.423780           4.24%               1,531              1997

NSAT Capital
Appreciation Fund - Q         10.000000           10.383931           3.84%               4,967              1997

NSAT Capital
Appreciation Fund - NQ        10.000000           10.383931           3.84%              23,354              1997

NSAT Government Bond
Fund - Q                      10.000000           10.141552           1.42%              17,678              1997

NSAT Government Bond
Fund - NQ                     10.000000           10.141552           1.42%              21,953              1997

NSAT Money Market Fund
- Q*                          10.000000           10.072429           0.72%             109,198              1997

NSAT Money Market Fund
- NQ*                         10.000000           10.072429           0.72%              61,681              1997

NSAT Total Return Fund
- Q                           10.000000           10.241300           2.41%              13,269              1997

NSAT Total Return Fund
- NQ                          10.000000           10.241300           2.41%              37,377              1997

NSAT Nationwide
Balanced Fund - Q             10.000000           10.129053           1.29%               4,261              1997

NSAT Nationwide
Balanced Fund - NQ            10.000000           10.129053           1.29%              13,393              1997

NSAT Nationwide Equity
Income Fund - Q               10.000000           10.160070           1.60%               2,466              1997


UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD
NSAT Nationwide Equity
Income Fund - NQ           10.000000           10.160070           1.60%               2,603               1997

NSAT Nationwide Global
Equity Fund - Q            10.000000           10.100588           1.01%               1,682               1997

NSAT Nationwide Global
Equity Fund - NQ           10.000000           10.100588           1.01%               3,870               1997

NSAT Nationwide High
Income Bond Fund - Q       10.000000           10.210867           2.11%               2,873               1997

NSAT Nationwide High
Income Bond Fund - NQ      10.000000           10.210867           2.11%              15,172               1997

NSAT Nationwide
Multi-Sector Bond Fund
- Q                        10.000000           10.087176           0.87%               2,097               1997

NSAT Nationwide
Multi-Sector Bond Fund
- NQ                       10.000000           10.087176           0.87%              11,411               1997

NSAT Nationwide Select
Advisers Mid Cap Fund- Q   10.000000            9.947507          -0.52%               2,671               1997

NSAT Nationwide Select
Advisers Mid Cap Fund-
NQ                         10.000000            9.947507          -0.52%               1,954               1997

NSAT Nationwide Small
Cap Value Fund - Q         10.000000            9.822329          -1.78%               3,373               1997


UNDERLYING MUTUAL FUND      ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                            VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                            PERIOD                                                      PERIOD
NSAT Nationwide Small
Cap Value Fund - NQ         10.000000            9.822329          -1.78%               5,548                1997

NSAT Nationwide Small
Company Fund - Q            10.000000            9.611642          -3.88%                 453                1997

NSAT Nationwide Small
Company Fund - NQ           10.000000            9.611642          -3.88%              12,059                1997

NSAT Nationwide
Strategic Growth Fund-
Q                           10.000000           10.202497           2.02%                 201                1997

NSAT Nationwide
Strategic Growth Fund -
NQ                          10.000000           10.202497           2.02%               3,231                1997

NSAT Nationwide
Strategic Value Fund - Q    10.000000           10.145838           1.46%                 227                1997

NSAT Nationwide
Strategic Value Fund -
NQ                          10.000000           10.145838           1.46%               5,509                1997

Neuberger & Berman AMT
Guardian Portfolio - Q      10.000000           10.502434           5.02%                 590                1997

Neuberger & Berman AMT
Guardian Portfolio - NQ     10.000000           10.502434           5.02%               5,754                1997

Neuberger & Berman AMT
Mid-Cap Growth
Portfolio - Q               10.000000           11.700489          17.00%               3,696                1997

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF          YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
Neuberger & Berman AMT
Mid-Cap Growth
Portfolio - NQ              10.000000           11.700489          17.00%               6,472             1997

Neuberger & Berman AMT
Partners Portfolio - Q      10.000000           10.130813           1.31%               9,975             1997

Neuberger & Berman AMT
Partners Portfolio - NQ     10.000000           10.130813           1.31%              40,357             1997

Oppenheimer Variable
Account Funds -
Oppenheimer Aggressive
Growth Fund - Q             10.000000            9.531780          -4.68%               3,437             1997

Oppenheimer Variable
Account Funds -
Oppenheimer Aggressive
Growth Fund - NQ            10.000000            9.531780          -4.68%              11,150             1997

Oppenheimer Variable
Account Funds -
Oppenheimer Growth Fund
- Q                         10.000000            9.825746          -1.74%               2,404             1997

Oppenheimer Variable
Account Funds -
Oppenheimer Growth Fund
- NQ                        10.000000            9.825746          -1.74%               7,972             1997

Oppenheimer Variable
Account Funds -
Oppenheimer Growth &
Income Fund - Q             10.000000           10.257840           2.58%               1,064             1997

UNDERLYING MUTUAL FUND     ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF           YEAR
                           VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION
                           BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                           PERIOD                                                      PERIOD
Oppenheimer Variable
Account Funds -
Oppenheimer Growth &
Income Fund - NQ           10.000000           10.257840           2.58%              15,025               1997

Van Eck Worldwide
Insurance Trust -
Worldwide Emerging
Markets Fund - Q           10.000000            8.813437         -11.87%                 733               1997

Van Eck Worldwide
Insurance Trust -
Worldwide Emerging
Markets Fund - NQ          10.000000            8.813437         -11.87%                 779               1997

Van Eck Worldwide
Insurance Trust -
Worldwide Hard Assets
Fund - Q                   10.000000            8.978030         -10.22%                 206               1997

Van Eck Worldwide
Insurance Trust -
Worldwide Hard Assets
Fund - NQ                  10.000000            8.978030         -10.22%               1,789               1997

Van Kampen American
Capital Life Investment
Trust - Morgan Stanley
Real Estate Securities
Portfolio - Q              10.000000           10.337004           3.37%                 416               1997

Van Kampen American
Capital Life Investment
Trust - Morgan Stanley
Real Estate Securities
Portfolio - NQ             10.000000           10.337004           3.37%              10,121               1997

UNDERLYING MUTUAL FUND      ACCUMULATION UNIT    ACCUMULATION UNIT    PERCENT CHANGE IN   NUMBER OF             YEAR
                            VALUE AT             VALUE AT END OF      ACCUMULATION UNIT   ACCUMULATION
                            BEGINNING OF         PERIOD               VALUE               UNITS AT END OF
                            PERIOD                                                        PERIOD
Warburg Pincus Trust -
Growth & Income
Portfolio - Q                  10.000000            10.371958            3.72%               2,908               1997

Warburg Pincus Trust -
Growth & Income
Portfolio - NQ                 10.000000            10.371958            3.72%               4,127               1997

Warburg Pincus Trust -
International Equity
Portfolio - Q                  10.000000             9.453278           -5.47%                 866               1997

Warburg Pincus Trust -
International Equity
Portfolio - NQ                 10.000000             9.453278           -5.47%               5,787               1997

Warburg Pincus Trust -
Post-Venture Capital
Portfolio - Q                  10.000000             9.851173           -1.49%                 830               1997

Warburg Pincus Trust -
Post-Venture Capital
Portfolio - NQ                 10.000000             9.851173           -1.49%               2,366               1997

Contracts were first available October 27, 1997. Condensed Financial Information for 1997 reflects the period from October 27, 1997 to December 31, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999



           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-9



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.


                                TABLE OF CONTENTS

                                                                         PAGE


General Information and History..........................................     1

Services.................................................................     1

Purchase of Securities Being Offered.....................................     1

Underwriters.............................................................     2

Calculations of Performance..............................................     2

Annuity Payments.........................................................     3

Financial Statements.....................................................     4


GENERAL INFORMATION AND HISTORY


The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide Insurance Enterprise. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $83.2 billion as of December 31, 1998.


SERVICES


Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.



The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which Nationwide determines is eligible for such an exchange, Nationwide may waive any remaining Contingent Deferred Sales Charges on the first contract. A Contingent Deferred Sales Charge may apply to the contract received in the exchange.


UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1997, 1996 and 1995, no underwriting commissions were paid by Nationwide to NAS.


CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the NSAT Money Market Fund's seven-day current unit value yield was 3.94%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. At December 31, 1997 the NSAT Money Market Fund's seven-day effective yield was 4.02%.

The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen (2.10%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus .

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 as of December 31, 1997, and the related statement of operations and changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-9 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles.

                                              KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         84,893 shares (cost $450,578) ................................................  $    457,574
      American Century VP - American Century VP International (ACVPInt)
         80,394 shares (cost $542,059) ................................................       549,894
      American Century VP - American Century VP Value (ACVPValue)
         196,160 shares (cost $1,338,005) .............................................     1,359,390
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         34,310 shares (cost $860,435) ................................................       856,728
      Dreyfus Stock Index Fund (DryStkIx)
         237,689 shares (cost $6,131,037) .............................................     6,120,488
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         33,406 shares (cost $933,581) ................................................       932,024
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         219,066 shares (cost $5,236,886) .............................................     5,316,739
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         54,069 shares (cost $1,982,184) ..............................................     2,005,421
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         214,286 shares (cost $2,891,778) .............................................     2,907,867
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         47,969 shares (cost $915,194) ................................................       921,008
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         186,227 shares (cost $3,654,849) .............................................     3,711,501
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         133,797 shares (cost $2,533,275) .............................................     2,578,274
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         20,291 shares (cost $198,057) ................................................       196,210
      Nationwide SAT - Balanced Fund (NSATBal)
         88,368 shares (cost $887,470) ................................................       892,518
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         125,479 shares (cost $2,670,893) .............................................     2,661,401
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         58,341 shares (cost $583,644) ................................................       592,744
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         50,842 shares (cost $510,241) ................................................       513,508
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         278,560 shares (cost $3,197,266) .............................................     3,170,007
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         90,314 shares (cost $915,644) ................................................       913,981
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         13,547,449 shares (cost $13,547,449) .........................................    13,547,449

                                                                     (Continued)

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         103,611 shares (cost $1,041,445) .............................................     1,041,294
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         23,045 shares (cost $223,629) ................................................       229,068
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         118,195 shares (cost $1,152,448) .............................................     1,157,126
      Nationwide SAT - Small Company Fund (NSATSmCo)
         98,316 shares (cost $1,579,198) ..............................................     1,558,309
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         31,934 shares (cost $317,603) ................................................       326,042
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         47,632 shares (cost $479,420) ................................................       483,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         369,863 shares (cost $6,138,365) .............................................     6,058,352
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         43,903 shares (cost $450,063) ................................................       461,856
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         134,925 shares (cost $1,507,668) .............................................     1,581,319
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         648,620 shares (cost $13,284,917) ............................................    13,361,565
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         17,589 shares (cost $715,409) ................................................       720,432
      Oppenheimer VAF - Growth Fund (OppGro)
         29,292 shares (cost $940,476) ................................................       950,219
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         52,688 shares (cost $1,059,047) ..............................................     1,084,321
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         59,776 shares (cost $653,391) ................................................       657,534
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         14,006 shares (cost $216,855) ................................................       220,174
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         66,892 shares (cost $1,120,342) ..............................................     1,060,238
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         42,112 shares (cost $428,967) ................................................       435,022
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         77,526 shares (cost $857,239) ................................................       813,248
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         12,882 shares (cost $140,450) ................................................       142,473
                                                                                            ---------
            Total investments .........................................................    82,546,780
   Accounts receivable ................................................................         3,013
                                                                                            ---------
            Total assets ..............................................................    82,549,793
ACCOUNTS PAYABLE ......................................................................       364,121
                                                                                            ---------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                         $ 82,185,672
                                                                                            =========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                         TOTAL            ACVPINCGR           ACVPINT           ACVPVALUE
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $      184,101                 --                 --                 --
  Mortality and expense risk charges (note 2)....         (44,505)              (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------
  Net investment activity........................         139,596               (231)              (247)              (638)
                                                      -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............       1,928,035              3,255                 --                 --
Cost of mutual fund shares sold..................      (1,932,025)            (3,092)                --                 --
                                                      -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............          (3,990)               163                 --                 --
Change in unrealized gain (loss) on investments..         259,323              6,996              7,835             21,385
                                                      -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................         255,333              7,159              7,835             21,385
                                                      -----------        -----------        -----------        -----------
Reinvested capital gains.........................         478,503                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........         873,432              6,928              7,588             20,747
                                                      -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       81,649,336            389,541            451,373            929,382
  Transfers between funds.......................               --             61,740             90,951            410,117
  Redemptions...................................         (339,129)              (635)               (18)              (856)
  Contingent deferred sales charges (note 2)....             (409)                --                 --                 --
  Adjustments to maintain reserves..............            2,442                  5                  4                  8
                                                      -----------        -----------        -----------        -----------
    Net equity transactions.....................       81,312,240            450,651            542,310          1,338,651
                                                      -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       82,185,672            457,579            549,898          1,359,398
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....               --                 --                 --                 --
                                                      -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........      $82,185,672            457,579            549,898          1,359,398
                                                      ===========        ===========        ===========        ===========



                                                    DRYSRGRO           DRYSTKIX           DRYCAPAP            FIDVIPEI
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................        2,537             19,230              4,948                 --
  Mortality and expense risk charges (note 2)....         (432)            (2,973)              (430)            (2,576)
                                                   -----------        -----------        -----------        -----------
  Net investment activity........................        2,105             16,257              4,518             (2,576)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold............           --             53,202                 --             72,868
Cost of mutual fund shares sold..................           --            (55,328)                --            (74,460)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments............           --             (2,126)                --             (1,592)
Change in unrealized gain (loss) on investments..       (3,707)           (10,549)            (1,557)            79,853
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments.................       (3,707)           (12,675)            (1,557)            78,261
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains.........................       20,741             83,330                414                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'..
      equity resulting from operations...........       19,139             86,912              3,375             75,685
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................       806,446          5,885,293            894,637          4,978,409
  Transfers between funds.......................        32,713            151,175             34,011            268,956
  Redemptions...................................        (1,570)            (3,783)                --             (7,395)
  Contingent deferred sales charges (note 2)....            --                 --                 --                 --
  Adjustments to maintain reserves..............            (4)             1,038                 (1)             1,150
                                                   -----------        -----------        -----------        -----------
    Net equity transactions.....................       837,585          6,033,723            928,647          5,241,120
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........       856,724          6,120,635            932,022          5,316,805
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....            --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........       856,724          6,120,635            932,022          5,316,805
                                                   ===========        ===========        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                     FIDVIPGR           FIDVIPHI           FIDVIPOV       FIDVIPCON
                                                    -----------        -----------        -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................  $              -               -               -               -
  Mortality and expense risk charges (note 2)....               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------
  Net investment activity........................               (956)         (1,568)           (438)         (2,331)
                                                      --------------     -----------        --------      ----------

Proceeds from mutual fund shares sold............             24,231              -            5,931              -
Cost of mutual fund shares sold..................            (24,000)             -           (5,843)             -
                                                      --------------     -----------        --------      ----------
  Realized gain (loss) on investments............                231              -               88              -
Change in unrealized gain (loss) on investments..             23,237          16,089           5,814          56,652
                                                      --------------     -----------        --------      ----------
  Net gain (loss) on investments.................             23,468          16,089           5,902          56,652
                                                      --------------     -----------        --------      ----------
Reinvested capital gains.........................                 -               -               -               -
                                                      --------------     -----------        --------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........             22,512          14,521           5,464          54,321
                                                      --------------     -----------        --------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................           1,981,907       2,761,595         757,896       3,573,555
  Transfers between funds.......................               1,697         132,705         157,648          83,693
  Redemptions...................................                (577)           (954)             -              (70)
  Contingent deferred sales charges (note 2)....                  -               -               -               -
  Adjustments to maintain reserves..............                (111)             (1)             (2)              7
                                                      --------------     -----------        --------      ----------
    Net equity transactions.....................           1,982,916       2,893,345         915,542       3,657,185
                                                      --------------     -----------        --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........           2,005,428       2,907,866         921,006       3,711,506
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....   $              -               -               -               -
                                                      --------------     -----------        --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD...........           2,005,428       2,907,866         921,006       3,711,506
                                                      ==============     ===========        ========      ==========


                                                   FIDVIPGROP           MSEMMKT            NSATBAL           NSATCAPAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends...........................          -            3,740                   3,951            5,462
  Mortality and expense risk charges (note 2)....      (1,137)           (110)                   (459)          (1,430)
                                                   ----------          ------               ---------        ---------
  Net investment activity........................      (1,137)          3,630                   3,492            4,032
                                                   ----------          ------               ---------        ---------

Proceeds from mutual fund shares sold............           3             810                      -                -
Cost of mutual fund shares sold..................          (3)           (823)                     -                -
                                                   ----------          ------               ---------        ---------
  Realized gain (loss) on investments............          -               -                       -                -
Change in unrealized gain (loss) on investments..      44,999          (1,847)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
  Net gain (loss) on investments.................      44,999          (1,860)                  5,048           (9,492)
                                                   ----------          ------               ---------        ---------
Reinvested capital gains.........................          -            1,623                      -            52,894
                                                   ----------          ------               ---------        ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations...........      43,862           3,393                   8,540           47,434
                                                   ----------          ------               ---------        ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners..............................    2,201,875         185,958                 818,465        2,528,751
  Transfers between funds.......................      332,841           6,858                  65,644           88,972
  Redemptions...................................         (304)             -                      (90)          (3,756)
  Contingent deferred sales charges (note 2)....           -               -                       -                -
  Adjustments to maintain reserves..............           (4)             (1)                    (26)               4
                                                   ----------          ------               ---------        ---------
    Net equity transactions.....................    2,534,408         192,815                 883,993        2,613,971
                                                   ----------          ------               ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY...........    2,578,270         196,208                 892,533        2,661,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD.....           -               -                       -                -
                                                   ----------         -------                 -------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD...........    2,578,270         196,208                 892,533        2,661,405
                                                   ==========         =======                ========        =========


                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                    NSATEqInc         NSATGlobEq          NSATGvtBd         NSATHIncBd
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $     989               871              46,514               9,587
  Mortality and expense risk charges note 2)            (411)             (326)             (1,730)               (637)
                                                   ---------         ---------          ----------           ---------
  Net investment activity                                578               545              44,784               8,950
                                                   ---------         ---------          ----------           ---------

Proceeds from mutual fund shares sold                      2                -               24,775                 663
Cost of mutual fund shares sold                           (3)               -              (24,775)               (653)
                                                   ---------         ---------          ----------           ---------
  Realized gain (loss) on investments                     (1)               -                   -                   10
Change in unrealized gain (loss) on investments        9,100             3,267             (27,259)             (1,663)
                                                   ---------         ---------          ----------           ---------
  Net gain (loss) on investments                       9,099             3,267             (27,259)             (1,653)
                                                   ---------         ---------          ----------           ---------
Reinvested capital gains                                  -                 -                   -                   -
                                                   ---------         ---------          ----------           ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 9,677             3,812              17,525               7,297
                                                   ---------         ---------          ----------           ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                   524,315           505,387           3,147,571             762,946
  Transfers between funds                             58,870             4,389               4,912             144,381
  Redemptions                                           (135)               -                   -                 (643)
  Contingent deferred sales charges (note 2)              -                 -                   -                   -
  Adjustments to maintain reserves                        14              (105)                  1                  -
                                                   ---------         ---------          ----------           ---------
    Net equity transactions                          583,064           509,671           3,152,484             906,684
                                                   ---------         ---------          ----------           ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY                592,741           513,483           3,170,009             913,981
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               -                 -                   -                   -
CONTRACT OWNERS' EQUITY END OF PERIOD              ---------         ---------          ----------           ---------
                                                   $ 592,741           513,483           3,170,009             913,981
                                                   =========         =========          ==========           =========



                                                       NSATMyMkt         NSATMSecBd      NSATMidCap          NSATSmCapV
                                                      -----------        -----------     -----------        -------------
INVESTMENT ACTIVITY:
  Reinvested dividends                                      35,527            5,220              535                 590
  Mortality and expense risk charges note 2)                (7,038)            (610)            (121)               (603)
                                                      ------------       ----------       ----------         -----------
  Net investment activity                                   28,489            4,610              414                 (13)
                                                      ------------       ----------       ----------         -----------

Proceeds from mutual fund shares sold                      772,983                3               -                   -
Cost of mutual fund shares sold                           (772,983)              (3)              -                   -
                                                      ------------       ----------       ----------         -----------
  Realized gain (loss) on investments                           -                -                -                   -
Change in unrealized gain (loss) on investments                 -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
  Net gain (loss) on investments                                -              (151)           5,439               4,678
                                                      ------------       ----------       ----------         -----------
Reinvested capital gains                                        -                -                -                4,611
                                                      ------------       ----------       ----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                      28,489            4,459            5,853               9,276
                                                      ------------       ----------       ----------         -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                      16,698,066          862,594          205,427           1,082,589
  Transfers between funds                               (3,252,991)         174,229           20,348              65,401
  Redemptions                                             (289,851)              -                -                   -
  Contingent deferred sales charges (note 2)                  (409)              -                -                   -
  Adjustments to maintain reserves                           2,636               14               (7)               (112)
                                                      ------------       ----------       ----------         -----------
    Net equity transactions                             13,157,451        1,036,837          223,209           1,147,878
                                                      ------------       ----------       ----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                   13,185,940        1,041,296          229,062           1,157,154
Contract owners' equity beginning of period                     -                -                -                   -
Contract owners' equity end of period                 ------------       ----------       ----------         -----------
                                                        13,185,940        1,041,296          229,062           1,157,154
                                                      ============       ==========       ==========         ===========

                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        NSATSmCo         NSATStrGro         NSATStrVal          NSATTotRe
                                                      -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $       --                  301                542             15,396
  Mortality and expense risk charges (note 2)              (936)              (150)              (222)            (3,422)
                                                    -----------        -----------        -----------        -----------
  Net investment activity                                  (936)               151                320             11,974
                                                    -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                      --                    1               --                 --
Cost of mutual fund shares sold                            --                   (1)              --                 --
                                                    -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                      --                 --                 --                 --
Change in unrealized gain (loss) on investments         (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        (20,889)             8,439              4,042            (80,013)
                                                    -----------        -----------        -----------        -----------
Reinvested capital gains                                 39,296               --                 --              175,028
                                                    -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                   17,471              8,590              4,362            106,989
                                                    -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    1,396,707            310,341            364,129          5,708,934
  Transfers between funds                               144,223              7,111            114,972            247,938
  Redemptions                                               (19)              --                 --               (5,049)
  Contingent deferred sales charges (note 2)               --                 --                 --                 --
  Adjustments to maintain reserves                          (67)              --                 --                 (666)
                                                    -----------        -----------        -----------        -----------
    Net equity transactions                           1,540,844            317,452            479,101          5,951,157
                                                    -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                 1,558,315            326,042            483,463          6,058,146
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                $1,558,315            326,042            483,463          6,058,146
                                                    ===========        ===========        ===========        ===========




                                                   NBAMTGuard          NBAMTMCGr          NBAMTPart          OppCapAp
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                    --                 --                 --                 --
  Mortality and expense risk charges (note 2)             (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------
  Net investment activity                                 (322)              (702)            (7,474)              (478)
                                                   -----------        -----------        -----------        -----------

Proceeds from mutual fund shares sold                       34                  2              9,558              1,574
Cost of mutual fund shares sold                            (32)                (2)            (8,600)            (1,616)
                                                   -----------        -----------        -----------        -----------
  Realized gain (loss) on investments                        2               --                  (43)               (52)
Change in unrealized gain (loss) on investments         11,793             73,651             76,648              5,023
                                                   -----------        -----------        -----------        -----------
  Net gain (loss) on investments                        11,795             73,651             76,605              4,971
                                                   -----------        -----------        -----------        -----------
Reinvested capital gains                                  --                 --                 --                 --
                                                   -----------        -----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                  11,473             72,949             69,131              4,493
                                                   -----------        -----------        -----------        -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                     399,649          1,023,027         12,820,732            690,779
  Transfers between funds                               51,821            488,359            483,875             25,316
  Redemptions                                             --               (3,016)           (12,173)              (192)
  Contingent deferred sales charges (note 2)              --                 --                 --                 --
  Adjustments to maintain reserves                        (876)                 3                 21                 45
                                                   -----------        -----------        -----------        -----------
    Net equity transactions                            450,594          1,508,373         13,292,455            715,948
                                                   -----------        -----------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                  462,067          1,581,322         13,361,586            720,441
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD               --                 --                 --                 --
CONTRACT OWNERS' EQUITY END OF PERIOD                  462,067          1,581,322         13,361,586            720,441
                                                   ===========        ===========        ===========        ===========



                        NATIONWIDE VARIABLE ACCOUNT - 9
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
          FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1997

                                                        OPPGRO          OPPGRINC           VEWRLDMKT         VEWRLDHAS
                                                      -----------      -----------        -----------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                             $        --               1,975              --                --
  Mortality and expense risk charges (note 2)               (469)             (674)             (590)             (111)
                                                      ----------        ----------        ----------        ----------
  Net investment activity                                   (469)            1,301              (590)             (111)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                       --                   8           505,309              --
Cost of mutual fund shares sold                             --                  (8)         (492,562)             --
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                       --                --              12,747              --
Change in unrealized gain (loss) on investments            9,743            25,274             4,143             3,319
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments                           9,743            25,274            16,890             3,319
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains                                    --                --                --                --
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                     9,274            26,575            16,300             3,208
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                       933,456           953,722         1,193,031           178,412
  Transfers between funds                                  7,668           104,635          (549,841)           38,553
  Redemptions                                                (27)             (199)           (1,956)             --
  Contingent deferred sales charges (note 2)                --                --               --                 --
                                                      ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                          (138)             (358)                2                 6
                                                      ----------        ----------        ----------        ----------
    Net equity transactions                              940,959         1,057,800           641,236           216,971
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY                    950,233         1,084,375           657,536           220,179
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                 --                --                --                --
                                                   $  ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD                    950,233         1,084,375           657,536           220,179
                                                      ==========        ==========        ==========        ==========



                                                     MSRESEC            WPGRINC            WPINTEQ           WPPVENCAP
                                                   -----------        -----------        -----------        -----------
INVESTMENT ACTIVITY:
  Reinvested dividends                                 19,701             1,508             4,961                16
  Mortality and expense risk charges note 2)             (545)             (219)             (469)             (290)
                                                   ----------        ----------        ----------        ----------
  Net investment activity                              19,156             1,289             4,492              (274)
                                                   ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold                    --                --               5,961           447,873
Cost of mutual fund shares sold                          --                --              (6,534)         (460,704)
                                                   ----------        ----------        ----------        ----------
  Realized gain (loss) on investments                    --                --                (573)          (12,831)
Change in unrealized gain (loss) on investments       (60,104)            6,055           (43,991)            2,023
                                                   ----------        ----------        ----------        ----------
  Net gain (loss) on investments                      (60,104)            6,055           (44,564)          (10,808)
                                                   ----------        ----------        ----------        ----------
Reinvested capital gains                               66,235              --              34,331              --
                                                   ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations                 25,287             7,344            (5,741)          (11,082)
                                                   ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners                                    917,137           402,032           838,600           584,670
  Transfers between funds                             117,890            25,646           (19,613)         (427,813)
  Redemptions                                            --                --                --              (3,302)
  Contingent deferred sales charges (note 2)             --                --                --                --
                                                   ----------        ----------        ----------        ----------
  Adjustments to maintain reserves                        (46)               (2)               11              --
                                                   ----------        ----------        ----------        ----------
    Net equity transactions                         1,034,981           427,676           818,998           153,555
                                                   ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY               1,060,268           435,020           813,257           142,473
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              --                --                --                --
                                                   ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD               1,060,268           435,020           813,257           142,473
                                                   ==========        ==========        ==========        ==========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                    (American Century VP);
                American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                American Century VP - American Century VP International
                    (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                    (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                    (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                    (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                    (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                    (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                    (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp) Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust
                (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio
                  (WPPVenCap)

      At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(c)   Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)   Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)       Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

      The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                             TOTAL           ACVPINCGR        ACVPINT          ACVPVALUE         DRYSRGRO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $     26,321               119              169               235              245
     BOA Future (Rider Option 1).....          13,431                83               58               348              157
     BOA Future (Rider Option 2).....           4,753                29               20                55               30
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $     44,505               231              247               638              432
                                         ============      ============     ============      ============     ============

                                           DRYSTKIX          DRYCAPAP         FIDVIPEI          FIDVIPGR         FIDVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      1,875               267            1,422               572            1,047
     BOA Future (Rider Option 1).....             946               133              815               312              382
     BOA Future (Rider Option 2).....             152                30              339                72              139
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      2,973               430            2,576               956            1,568
                                         ============      ============     ============      ============     ============

                                           FIDVIPOV         FIDVIPCON        FIDVIPGROP         MSEMMKT           NSATBAL
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        303             1,607              596                54              195
     BOA Future (Rider Option 1).....              95               564              418                40              154
     BOA Future (Rider Option 2).....              40               160              123                16              110
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        438             2,331            1,137               110              459
                                         ============      ============     ============      ============     ============

                                           NSATCAPAP         NSATEQINC       NSATGLOBEQ         NSATGVTBD       NSATHINCBD
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $        739               265              165             1,060              359
     BOA Future (Rider Option 1).....             447               116              116               369              153
     BOA Future (Rider Option 2).....             244                30               45               301              125
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      1,430               411              326             1,730              637
                                         ============      ============     ============      ============     ============

                                           NSATMYMKT        NSATMSECBD       NSATMIDCAP        NSATSMCAPV        NSATSMCO
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      4,055               353               37               376              473
     BOA Future (Rider Option 1).....           1,841               186               62               190              380
     BOA Future (Rider Option 2).....           1,142                71               22                37               83
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,038               610              121               603              936
                                         ============      ============     ============      ============     ============

                                          NSATStrGro        NSATStrVal        NSATTotRe        NBAMTGuard        NBAMTMCGr
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         83               125            2,108               110              183
     BOA Future (Rider Option 1).....              44                66              945               158              427
     BOA Future (Rider Option 2).....              23                31              369                54               92
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        150               222            3,422               322              702
                                         ============      ============     ============      ============     ============

                                           NBAMTPart         OppCapAp          OppGro           OppGrInc        VEWrldEMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $      5,247               275              182               341              204
     BOA Future (Rider Option 1).....           1,929               120              193               204              380
     BOA Future (Rider Option 2).....             298                83               94               129                6
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $      7,474               478              469               674              590
                                         ============      ============     ============      ============     ============

                                           VEWrldHAs          MSRESec          WPGrInc           WPIntEq        WPPVenCap
                                         ------------      ------------     ------------      ------------     ------------
     BOA Future (Base)...............    $         79               302               61               325              108
     BOA Future (Rider Option 1).....              15               166              130               112              177
     BOA Future (Rider Option 2).....              17                77               28                32                5
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................    $        111               545              219               469              290
                                         ============      ============     ============      ============     ============

(3)   RELATED PARTY TRANSACTIONS

      The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                        PERIOD
Contract owners' equity represented by:                      UNITS               UNIT VALUE                             RETURN
                                                           ---------            -----------                             -------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Base):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                     5,919             $ 10.409767         $   61,615             4%
            Non-tax qualified                                14,727               10.409767            153,305             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                    11,451               10.088106            115,519             1%
            Non-tax qualified                                27,628               10.088106            278,714             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    32,890               10.296896            338,665             3%
            Non-tax qualified                                24,450               10.296896            251,759             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    13,265               10.171132            134,920             2%
            Non-tax qualified                                28,338               10.171132            288,230             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                   167,229               10.343734          1,729,772             3%
            Non-tax qualified                               220,208               10.343734          2,277,773             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    23,139               10.249990            237,175             2%
            Non-tax qualified                                36,467               10.249990            373,786             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                   124,825               10.338433          1,290,495             3%
            Non-tax qualified                               152,449               10.338433          1,576,084             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    51,944               10.030842            521,042             0%
            Non-tax qualified                                64,880               10.030842            650,801             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    90,815               10.126638            919,651             1%
            Non-tax qualified                               114,247               10.126638          1,156,938             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                    29,834                9.902344            295,427            (1)%
            Non-tax qualified                                32,688                9.902344            323,688            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    94,143                9.954885            937,183             0%
            Non-tax qualified                               137,715                9.954885          1,370,937             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    65,917               10.400464       685,567             4%
            Non-tax qualified                                74,836               10.400464       778,329             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     3,325               10.425451        34,665             4%
            Non-tax qualified                                 5,093               10.425451        53,097             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    20,941               10.130674       212,146             1%
            Non-tax qualified                                23,584               10.130674       238,922             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    76,048               10.385596       789,804             4%
            Non-tax qualified                                74,609               10.385596       774,859             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,838               10.161693       110,132             2%
            Non-tax qualified                                27,331               10.161693       277,729             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    15,788               10.102208       159,494             1%
            Non-tax qualified                                12,998               10.102208       131,308             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    67,127               10.143182       680,881             1%
            Non-tax qualified                               138,589               10.143182     1,405,733             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,004               10.212505       153,228             2%
            Non-tax qualified                                33,703               10.212505       344,192             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   155,902               10.074129     1,570,577             1%
            Non-tax qualified                               581,682               10.074129     5,859,940             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    13,658               10.088793       137,793             1%
            Non-tax qualified                                41,385               10.088793       417,525             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     3,322                9.949100        33,051            (1)%
            Non-tax qualified                                 5,540                9.949100        55,118            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    29,661                9.823904       291,387            (2)%
            Non-tax qualified                                42,125                9.823904       413,832            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    26,226                9.613184       252,115            (4)%
            Non-tax qualified                                60,510                9.613184       581,694            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     7,333               10.204129        74,827             2%
            Non-tax qualified                                14,559               10.204129       148,562             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                    12,123               10.147459       123,018             1%
            Non-tax qualified                                13,612               10.147459       138,127             1%

                                                                     (Continued)

         Nationwide SAT - Total Return Fund:
            Tax qualified                                   182,146               10.242940     1,865,711             2%
            Non-tax qualified                               197,787               10.242940     2,025,920             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     5,387               10.504106        56,586             5%
            Non-tax qualified                                 9,331               10.504106        98,014             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    24,058               11.702355       281,535            17%
            Non-tax qualified                                27,997               11.702355       327,631            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   123,308               10.132434     1,249,410             1%
            Non-tax qualified                               816,409               10.132434     8,272,210             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    17,204                9.533314       164,011            (5)%
            Non-tax qualified                                22,088                9.533314       210,572            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    32,359                9.827325       318,002            (2)%
            Non-tax qualified                                11,808                9.827325       116,041            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    18,417               10.259486       188,949             3%
            Non-tax qualified                                39,986               10.259486       410,236             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                     9,145                8.814851        80,612           (12)%
            Non-tax qualified                                18,343                8.814851       161,691           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                    10,008                8.979477        89,867           (10)%
            Non-tax qualified                                 7,257                8.979477        65,164           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                    32,778               10.338661       338,881             3%
            Non-tax qualified                                27,341               10.338661       282,669             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    11,884               10.373620       123,280             4%
            Non-tax qualified                                 1,514               10.373620        15,706             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                    23,146                9.454794       218,841            (5)%
            Non-tax qualified                                35,372                9.454794       334,435            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,213                9.852750        11,951            (1)%
            Non-tax qualified                                 7,662                9.852750        75,492            (1)%

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 1):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                    11,674               10.408936       121,514             4%
            Non-tax qualified                                 5,571               10.408936        57,988             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                     3,170               10.087297        31,977             1%
            Non-tax qualified                                 9,299               10.087297        93,802             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                    42,338               10.296077       435,915             3%
            Non-tax qualified                                22,796               10.296077       234,709             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                    21,267               10.170317       216,292             2%
            Non-tax qualified                                13,946               10.170317       141,835             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                    79,005               10.342909       817,142             3%
            Non-tax qualified                               103,007               10.342909     1,065,392             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                    16,809               10.249171       172,278             2%
            Non-tax qualified                                10,034               10.249171       102,840             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    80,230               10.337608       829,386             3%
            Non-tax qualified                               101,670               10.337608     1,051,025             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                    26,495               10.030041       265,746             0%
            Non-tax qualified                                42,184               10.030041       423,107             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                    28,809               10.125825       291,715             1%
            Non-tax qualified                                38,172               10.125825       386,523             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                     6,886                9.901549        68,182            (1)%
            Non-tax qualified                                13,646                9.901549       135,117            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    52,859                9.954090       526,163             0%
            Non-tax qualified                                61,145                9.954090       608,643             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                    50,299               10.399630       523,091             4%
            Non-tax qualified                                34,840               10.399630       362,323             4%

                                                                     (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                     4,517               10.424614        47,088             4%
            Non-tax qualified                                 4,151               10.424614        43,273             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                    18,660               10.129864       189,023             1%
            Non-tax qualified                                 7,268               10.129864        73,624             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                    42,993               10.384765       446,472             4%
            Non-tax qualified                                34,299               10.384765       356,187             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                    10,109               10.160882       102,716             2%
            Non-tax qualified                                 4,986               10.160882        50,662             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                    10,785               10.101401       108,944             1%
            Non-tax qualified                                 5,708               10.101401        57,659             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    35,843               10.142367       363,533             1%
            Non-tax qualified                                31,348               10.142367       317,943             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                    15,211               10.211688       155,330             2%
            Non-tax qualified                                 7,868               10.211688        80,346             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   172,291               10.073279     1,735,535             1%
            Non-tax qualified                               228,200               10.073279     2,298,722             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                    22,440               10.087985       226,374             1%
            Non-tax qualified                                12,227               10.087985       123,346             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     5,466                9.948304        54,377            (1)%
            Non-tax qualified                                 4,072                9.948304        40,509            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                    16,510                9.823118       162,180            (2)%
            Non-tax qualified                                20,577                9.823118       202,130            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                    30,320                9.612411       291,448            (4)%
            Non-tax qualified                                32,541                9.612411       312,797            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                     3,708               10.203313        37,834             2%
            Non-tax qualified                                 2,921               10.203313        29,804             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                     3,022               10.146650        30,663             1%
            Non-tax qualified                                13,153               10.146650       133,459             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    84,236               10.242118       862,755             2%
            Non-tax qualified                                76,652               10.242118       785,079             2%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                     8,001               10.503269        84,037             5%
            Non-tax qualified                                14,929               10.503269       156,803             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                    56,145               11.701424       656,976            17%
            Non-tax qualified                                16,768               11.701424       196,209            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                   195,515               10.131623     1,980,884             1%
            Non-tax qualified                               133,165               10.131623     1,349,178             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                    11,021                9.532548       105,058            (5)%
            Non-tax qualified                                10,675                9.532548       101,760            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                    26,012                9.826536       255,608            (2)%
            Non-tax qualified                                16,143                9.826536       158,630            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                    15,547               10.258664       159,491             3%
            Non-tax qualified                                15,661               10.258664       160,661             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                    30,479                8.814146       268,646           (12)%
            Non-tax qualified                                15,119                8.814146       133,261           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       765                8.978753         6,869           (10)%
            Non-tax qualified                                 4,496                8.978753        40,368           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                     8,443               10.337835        87,282             3%
            Non-tax qualified                                23,459               10.337835       242,515             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                    10,462               10.372788       108,520             4%
            Non-tax qualified                                11,043               10.372788       114,547             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                     9,501                9.454036        89,823            (5)%
            Non-tax qualified                                11,346                9.454036       107,265            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                     1,263                9.851960        12,443            (1)%
            Non-tax qualified                                 1,127                9.851960        11,103            (1)%

                                                                     (Continued)

      The BEST of AMERICA(R)
      America's FUTURE Annuity(SM) (Rider Option 2):

         American Century VP -
         American Century VP Income & Growth:
            Tax qualified                                       832               10.408098         8,660             4%
            Non-tax qualified                                 5,236               10.408098        54,497             4%

         American Century VP -
         American Century VP International:
            Tax qualified                                       698               10.086493         7,040             1%
            Non-tax qualified                                 2,265               10.086493        22,846             1%

         American Century VP -
         American Century VP Value:
            Tax qualified                                     1,336               10.295249        13,754             3%
            Non-tax qualified                                 8,217               10.295249        84,596             3%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified                                     4,821               10.169503        49,027             2%
            Non-tax qualified                                 2,598               10.169503        26,420             2%

         Dreyfus Stock Index Fund:
            Tax qualified                                     9,203               10.342079        95,178             3%
            Non-tax qualified                                13,090               10.342079       135,378             3%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified                                     3,777               10.248351        38,708             2%
            Non-tax qualified                                   706               10.248351         7,235             2%

         Fidelity VIP -
         Equity-Income Portfolio - Service Class:
            Tax qualified                                    18,611               10.336779       192,378             3%
            Non-tax qualified                                36,514               10.336779       377,437             3%

         Fidelity VIP -
         Growth Portfolio - Service Class:
            Tax qualified                                     4,718               10.029235        47,318             0%
            Non-tax qualified                                 9,713               10.029235        97,414             0%

         Fidelity VIP -
         High Income Portfolio - Service Class:
            Tax qualified                                     2,418               10.125013        24,482             1%
            Non-tax qualified                                12,697               10.125013       128,557             1%

         Fidelity VIP -
         Overseas Portfolio - Service Class:
            Tax qualified                                       887                9.900760         8,782            (1)%
            Non-tax qualified                                 9,071                9.900760        89,810            (1)%

         Fidelity VIP-II -
         Contrafund Portfolio - Service Class:
            Tax qualified                                    12,678                9.953285       126,188             0%
            Non-tax qualified                                14,306                9.953285       142,392             0%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax qualified                                     8,419               10.398800        87,547             4%
            Non-tax qualified                                13,599               10.398800       141,413             4%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified                                       204               10.423780         2,126             4%
            Non-tax qualified                                 1,531               10.423780        15,959             4%

         Nationwide SAT - Balanced Fund:
            Tax qualified                                     4,261               10.129053        43,160             1%
            Non-tax qualified                                13,393               10.129053       135,658             1%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified                                     4,967               10.383931        51,577             4%
            Non-tax qualified                                23,354               10.383931       242,506             4%

         Nationwide SAT - Equity Income Fund:
            Tax qualified                                     2,466               10.160070        25,055             2%
            Non-tax qualified                                 2,603               10.160070        26,447             2%

         Nationwide SAT - Global Equity Fund:
            Tax qualified                                     1,682               10.100588        16,989             1%
            Non-tax qualified                                 3,870               10.100588        39,089             1%

         Nationwide SAT - Government Bond Fund:
            Tax qualified                                    17,678               10.141552       179,282             1%
            Non-tax qualified                                21,953               10.141552       222,637             1%

         Nationwide SAT - High Income Bond Fund:
            Tax qualified                                     2,543               10.210867        25,966             2%
            Non-tax qualified                                15,172               10.210867       154,919             2%

         Nationwide SAT - Money Market Fund:
            Tax qualified                                   109,198               10.072429     1,099,889             1%
            Non-tax qualified                                61,681               10.072429       621,277             1%

         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified                                     2,097               10.087176        21,153             1%
            Non-tax qualified                                11,411               10.087176       115,105             1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified                                     2,671                9.947507        26,570            (1)%
            Non-tax qualified                                 1,954                9.947507        19,437            (1)%

         Nationwide SAT - Small Cap Value Fund:
            Tax qualified                                     3,373                9.822329        33,131            (2)%
            Non-tax qualified                                 5,548                9.822329        54,494            (2)%

         Nationwide SAT - Small Company Fund:
            Tax qualified                                       453                9.611642         4,354            (4)%
            Non-tax qualified                                12,059                9.611642       115,907            (4)%

         Nationwide SAT - Strategic Growth Fund:
            Tax qualified                                       201               10.202497         2,051             2%
            Non-tax qualified                                 3,231               10.202497        32,964             2%

         Nationwide SAT - Strategic Value Fund:
            Tax qualified                                       227               10.145838         2,303             1%
            Non-tax qualified                                 5,509               10.145838        55,893             1%

         Nationwide SAT - Total Return Fund:
            Tax qualified                                    13,269               10.241300       135,892             2%
            Non-tax qualified                                37,377               10.241300       382,789             2%

                                                                     (Continued)

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified                                       590               10.502434         6,196             5%
            Non-tax qualified                                 5,754               10.502434        60,431             5%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified                                     3,696               11.700489        43,245            17%
            Non-tax qualified                                 6,472               11.700489        75,726            17%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified                                     9,975               10.130813       101,055             1%
            Non-tax qualified                                40,357               10.130813       408,849             1%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax qualified                                     3,437                9.531780        32,761            (5)%
            Non-tax qualified                                11,150                9.531780       106,279            (5)%

         Oppenheimer VAF - Growth Fund:
            Tax qualified                                     2,404                9.825746        23,621            (2)%
            Non-tax qualified                                 7,972                9.825746        78,331            (2)%

         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified                                     1,064               10.257840        10,914             3%
            Non-tax qualified                                15,025               10.257840       154,124             3%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                       733                8.813437         6,460           (12)%
            Non-tax qualified                                   779                8.813437         6,866           (12)%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                       206                8.978030         1,849           (10)%
            Non-tax qualified                                 1,789                8.978030        16,062           (10)%

         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                       416               10.337004         4,300             3%
            Non-tax qualified                                10,121               10.337004       104,621             3%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified                                     2,908               10.371958        30,162             4%
            Non-tax qualified                                 4,127               10.371958        42,805             4%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                       866                9.453278         8,187            (5)%
            Non-tax qualified                                 5,787                9.453278        54,706            (5)%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                       830                9.851173         8,176            (1)%
            Non-tax qualified                                 2,366                9.851173        23,308            (1)%
                                                           ========               =========   -----------
                                                                                              $82,185,672
                                                                                              ===========

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

     PART C. OTHER INFORMATION


     Item 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) Financial Statements:                                        PAGE

               (1) Financial statements included in Prospectus.            N/A

                    (Part A):
                    Condensed Financial Information.
                    in Part B:
                    Those financial statements required by
                    Item 23 to be included in Part B
                    have been incorporated therein by reference to the Prospectus (Part A).

               Nationwide Variable Account-9:

                    Independent Auditors' Report.                           73
                    Statement of Assets, Liabilities and Contract
                    Owners' Equity as of December 31, 1997.                 74
                    Statements of Operations and Changes in
                    Contract Owners' Equity for the period
                    November 3, 1997 (commencement of operations)
                    through December 31, 1997.                              76
                    Notes to Financial Statements.                          81

               Nationwide Life Insurance Company:

                    Independent Auditors' Report.                            94
                    Consolidated Balance Sheets as of December95
                    31, 1997 and 1996.                                       95
                    Consolidated Statements of Income for the
                    years ended December 31, 1997, 1996 and
                    1995.                                                    96
                    Consolidated Statements of Shareholder's
                    Equity for the years ended December 31,
                    1997, 1996 and 1995.                                     97

                    Consolidated Statements of Cash Flows for
                    the years ended December 31, 1997, 1996
                    and 1995.                                                98
                    Notes to Consolidated Financial Statements.              99

     Item 24. (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-28995) and is hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with initial registration statement (333-28995) and is hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-28995) and is hereby incorporated by reference.


               (5) Variable Annuity Application - Filed previously with Post-Effective Amendment No. 2 to the registration statement (333-28995) and is hereby incorporated by reference.


               (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-28995) and is hereby incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with initial registration statement (333-28995) and is hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation Schedule - Filed
                    previously with initial registration statement (333-28995) and is hereby incorporated by reference.

     Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

              NAME AND PRINCIPAL                         POSITIONS AND OFFICES
              BUSINESS ADDRESS                               WITH DEPOSITOR
              Lewis J. Alphin                                   Director
              519 Bethel Church Road
              Mount Olive, NC  28365

              A. I. Bell                                        Director
              4121 North River Road West
              Zanesville, OH 43701

              Keith W. Eckel                                    Director
              1647 Falls Road
              Clarks Summit, PA 18411

              Willard J. Engel                                  Director
              300 East Marshall Street
              Marshall, MN 56258

              Fred C. Finney                                    Director
              1558 West Moreland Road
              Wooster, OH 44691

              Charles L. Fuellgraf, Jr.                         Director
              600 South Washington Street
              Butler, PA  16001

              Joseph J. Gasper                         President and Chief Operating Officer
              One Nationwide Plaza                                 and Director
              Columbus, OH  43215

              Dimon R. McFerson                        Chairman and Chief Executive Officer-
              One Nationwide Plaza                        Nationwide Insurance Enterprise
              Columbus, OH  43215                                  and Director

              David O. Miller                           Chairman of the Board and Director
              115 Sprague Drive
              Hebron, OH 43025

              Yvonne L. Montgomery                                Director
              2859 Paces Ferry Road
              Atlanta, GA 30339

              James F. Patterson                                  Director
              8765 Mulberry Road
              Chesterland, OH  44026

              NAME AND PRINCIPAL                         POSITIONS AND OFFICES
              BUSINESS ADDRESS                               WITH DEPOSITOR
               Arden L. Shisler                                       Director
               1356 North Wenger Road
               Dalton, OH  44618

               Robert L. Stewart                                      Director
               88740 Fairview Road
               Jewett, OH  43986

               Nancy C. Thomas                                        Director
               10835 Georgetown Street NE
               Louisville, OH  44641

               Harold W. Weihl                                        Director
               14282 King Road
               Bowling Green, OH  43402

               Dennis W. Click                              Vice President and Secretary
               One Nationwide Plaza
               Columbus, OH  43215

               Robert A. Oakley                               Executive Vice President-
               One Nationwide Plaza                            Chief Financial Officer
               Columbus, OH  43215

               Robert J. Woodward Jr.                         Executive Vice President
               One Nationwide Plaza                           Chief Investment Officer
               Columbus, OH 43215

               W. Sidney Druen                            Senior Vice President and General
               One Nationwide Plaza                        Counsel and Assistant Secretary
               Columbus, OH  43215

               Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
               One Nationwide Plaza                          Life, Health and Annuities
               Columbus, OH  43215

               Richard A. Karas                            Senior Vice President - Sales -
               One Nationwide Plaza                              Financial Services
               Columbus, OH  43215

               Susan A. Wolken                              Senior Vice President - Life
               One Nationwide Plaza                              Company Operations
               Columbus, OH 43215

               Michael D. Bleiweiss                                Vice President-
               One Nationwide Plaza                         Individual Annuity Operations
               Columbus, OH  43215

               Matthew S. Easley                                  Vice President -
               One Nationwide Plaza                    Life Marketing and Administrative Services
               Columbus, OH  43215

              NAME AND PRINCIPAL                         POSITIONS AND OFFICES
              BUSINESS ADDRESS                               WITH DEPOSITOR

               Timothy E. Murphy                            Vice President-
               One Nationwide Plaza                       Strategic Marketing
               Columbus, Ohio  43215

               R. Dennis Noice                              Vice President-
               One Nationwide Plaza                        Retail Operations
               Columbus, OH  43215

               Joseph P. Rath
               One Nationwide Plaza                         Vice President
               Columbus, OH  43215


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** other subsidiaries

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Affiliate Agency, Inc.                       Delaware                            Life Insurance Agency
         Affiliate Agency of Ohio, Inc.                 Ohio                              Life Insurance Agency
         Allnations, Inc.                               Ohio                              Promotes cooperative insurance
                                                                                          corporations worldwide
         American Marine Underwriters, Inc.            Florida                            Underwriting Manager
         Auto Direkt Insurance Company                 Germany                            Insurance Company
         The Beak and Wire Corporation                  Ohio                              Radio Tower Joint Venture
         California Cash Management Company          California                           Inactive
         Colonial County Mutual Insurance               Texas                             Insurance Company
         Company
         Colonial Insurance Company of                Wisconsin                           Insurance Company
         Wisconsin
         Columbus Insurance Brokerage and              Germany                            Insurance Broker
         Service GMBH
         Companies Agency, Inc.                       Wisconsin                           Insurance Broker
         Companies Agency Insurance Services         California                           Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.             Alabama                            Insurance Broker
         Companies Agency of Georgia, Inc.             Georgia                            Insurance Broker
         Companies Agency of Idaho, Inc.                Idaho                             Insurance Broker
         Companies Agency of Kentucky, Inc.           Kentucky                            Insurance Broker
         Companies Agency of Massachusetts,         Massachusetts                         Insurance Broker
         Inc.
         Companies Agency of New York, Inc.           New York                            Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                          Insurance Broker
         Companies Agency of Phoenix, Inc.             Arizona                            Insurance Broker
         Companies Agency of Texas, Inc.                Texas                             Local Recording Agent (P&C)
         Companies Annuity Agency of Texas,             Texas                             Group and Variable Contract Agent
         Inc.

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Cooperative Service Company                  Nebraska                            Insurance Agency
         Countrywide Services Corporation             Delaware                            Products Liability, Investigative
                                                                                          and Claims Management Services
         EMPLOYERS INSURANCE OF WAUSAU A              Wisconsin                           Mutual Insurance Company
         Mutual Company
     **  Employers Life Insurance Company of          Wisconsin                           Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                              Insurance Agency
         Farmland Mutual Insurance Company              Iowa                              Mutual Insurance Company
         Financial Horizons Distributors               Alabama                            Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors                Ohio                              Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                            Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors                Texas                             Life Insurance Agency
         Agency of Texas, Inc.
     *   Financial Horizons Investment Trust        Massachusetts                         Investment Company
         Financial Horizons Securities                Oklahoma                            Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                              Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                             Self-Insurance Administration Claims
                                                                                          Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                            Workers Compensation Claims Administration
         York, Inc.
         Gates McDonald Health Plus, Inc.               Ohio                              Managed Care Organization
         Greater La Crosse Health Plans, Inc.         Wisconsin                           Commercial Health and Medicare Supplement
                                                                                          Insurance
         Insurance Intermediaries, Inc.                 Ohio                              Insurance Broker and Insurance Agency
         Irvin L. Schwartz and Associates, Inc.         Ohio                              Insurance Agency
         Key Health Plan, Inc.                       California                           Pre-paid Health Plans

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Landmark Financial Services of New           New York                            Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company                Germany                            Life Insurance Company
         Lone Star General Agency, Inc.                 Texas                             Insurance Agency
     **  MRM Investments, Inc.                          Ohio                              Owns and Operates a Recreational
                                                                                          Ski Facility
     **  National Casualty Company                    Wisconsin                           Insurance Company
         National Casualty Company of America,      Great Britain                         Insurance Company
         Ltd.
     **  National Premium and Benefit                 Delaware                            Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.             Ohio                              Registered Broker-Dealer, Investment
                                                                                          Manager
                                                                                          and Administrator
         Nationwide Agency, Inc.                        Ohio                              Insurance Agency
         Nationwide Agribusiness Insurance              Iowa                              Insurance Company
         Company
         Nationwide Asset Allocation Trust          Massachusetts                         Investment Company
         Nationwide Cash Management Company             Ohio                              Investment Securities Agent
         Nationwide Community Urban                     Ohio                              Redevelopment of blighted areas within the
         Redevelopment Corporation                                                        City of Columbus, Ohio
         Nationwide Corporation                         Ohio                              Organized for the purpose of acquiring,
                                                                                          holding, encumbering, transferring, or
                                                                                          otherwise disposing of shares bonds, and
                                                                                          other evidences of indebtedness,
                                                                                          securities, and contracts of other
                                                                                          persons, associations, corporations,
                                                                                          domestic or foreign and to form or
                                                                                          acquire the control of other
                                                                                          corporations
        Nationwide/Dispatch LLC                         Ohio                              Engaged in related Arena development
                                                                                          Activity
        Nationwide Financial Institution             Delaware                             Insurance Agency Distributors Agency, Inc
        Nationwide Financial Services                Delaware                             Statutory Business Trust
        Capital Trust

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Nationwide Financial Services, Inc.          Delaware                            Organized for the purpose of acquiring,
                                                                                          holding, encumbering, transferring, or
                                                                                          otherwise disposing of shares, bonds,
                                                                                          and other evidences of indebtedness,
                                                                                          securities, and contracts of other
                                                                                          persons, associations, corporations,
                                                                                          domestic or foreign and to form or
                                                                                          acquire the control of other
                                                                                          corporations
         Nationwide General Insurance Company           Ohio                              Insurance Company
         Nationwide Global Holdings, Inc.               Ohio                              Holding Company for Enterprise
                                                                                          International Operations
         Nationwide Health Plans, Inc.                  Ohio                              Health Maintenance Organization
     *   Nationwide Indemnity Company                   Ohio                              Reinsurance Company
         Nationwide Insurance Enterprise                Ohio                              Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Enterprise                Ohio                              Performs shares services functions for the
         Services, Ltd.                                                                   Enterprise
         Nationwide Insurance Golf Charities,           Ohio                              Membership Non-Profit Corporation
         Inc.
         Nationwide Investing Foundation              Michigan                            Investment Company
     *   Nationwide Investing                       Massachusetts                         Investment Company

         Foundation II
         Nationwide Investing Foundation III            Ohio                              Investment Company
         Nationwide Investment Services               Oklahoma                            Registered Broker-Dealer in Deferred
         Corporation                                                                      Compensation Market
         Nationwide Investors Services, Inc.            Ohio                              Stock Transfer Agent
     **  Nationwide Life and Annuity Insurance          Ohio                              Life Insurance Company
         Company
     **  Nationwide Life Insurance Company              Ohio                              Life Insurance Company
         Nationwide Lloyds                              Texas                             Texas Lloyds Company
         Nationwide  Management Systems, Inc.           Ohio                              Offers Preferred Provider Organization and
                                                                                          Other Related Products and Services
         Nationwide Mutual Fire Insurance               Ohio                              Mutual Insurance Company
         Company

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Nationwide Mutual Insurance Company            Ohio                               Mutual Insurance Company
         Nationwide Properties, Ltd.                    Ohio                               Develops, owns and operates real estate
                                                                                           and real estate investments
         Nationwide Property and Casualty               Ohio                               Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.              Ohio                               Develops, owns and operates real estate
                                                                                           and real estate investments
     *   Nationwide Separate Account Trust          Massachusetts                          Investment Company
         NEA Valuebuilder Investor Services,          Delaware                             Life Insurance Agency
         Inc.
         NEA Valuebuilder Investor Services of         Alabama                             Life Insurance Agency
         Alabama, Inc.
         NEA Valuebuilder Investor Services of         Arizona                             Life Insurance Agency
         Arizona, Inc.
         NEA Valuebuilder Investor Services of         Montana                             Life Insurance Agency
         Montana, Inc.
         NEA Valuebuilder Investor Services of         Nevada                              Life Insurance Agency
         Nevada, Inc.
         NEA Valuebuilder Investor Services of          Ohio                               Life Insurance Agency
         Ohio, Inc.
         NEA Valuebuilder Investor Services of        Oklahoma                             Life Insurance Agency
         Oklahoma, Inc.
         NEA Valuebuilder Investor Services of          Texas                              Life Insurance Agency
         Texas, Inc.
         NEA Valuebuilder Investor Services of         Wyoming                             Life Insurance Agency
         Wyoming, Inc.
         NEA Valuebuilder Services Insurance        Massachusetts                          Life Insurance Agency
         Agency, Inc.
         Neckura General Insurance Company             Germany                             Insurance Company
         Neckura Holding Company                       Germany                             Administrative Service for Neckura
                                                                                           Insurance Group
         Neckura Insurance Company                     Germany                             Insurance Company
         Neckura Life Insurance Company                Germany                             Life Insurance Company
         NWE, Inc.                                      Ohio                               Special Investments

                                                                NO. VOTING
                                                                SECURITIES
                                               STATE          (SEE ATTACHED
                                                OF             CHART) UNLESS
                                            ORGANIZATION       OTHERWISE
                   COMPANY                                      INDICATED               PRINCIPAL BUSINESS
  PEBSCO of Massachusetts Insurance          Massachusetts                         Markets and Administers Deferred Compensation
  Agency, Inc.                                                                     Plans for Public Employees
  PEBSCO of Texas, Inc.                          Texas                             Markets and Administers Deferred Compensation
                                                                                   Plans for Public Employees
  Pension Associates of Wausau, Inc.           Wisconsin                           Pension plan administration, record keeping
                                                                                   and consulting and compensation consulting
  Physicians Plus Insurance Corporation        Wisconsin                           Health Maintenance Organization
  Prevea Health Insurance Plan, Inc.           Wisconsin                           Health Maintenance Organization
  Public Employees Benefit Services            Delaware                            Markets and Administers Deferred Compensation
  Corporation                                                                      Plans for Public Employees
  Public Employees Benefit Services             Alabama                            Markets and Administers Deferred Compensation
  Corporation of Alabama                                                           Plans for Public Employees
  Public Employees Benefit Services            Arkansas                            Markets and Administers Deferred Compensation
  Corporation of Arkansas                                                          Plans for Public Employees
  Public Employees Benefit Services             Montana                            Markets and Administers Deferred Compensation
  Corporation of Montana                                                           Plans for Public Employees
  Public Employees Benefit Services           New Mexico                           Markets and Administers Deferred Compensation
  Corporation of New Mexico                                                        Plans for Public Employees
  Scottsdale Indemnity Company                   Ohio                              Insurance Company
  Scottsdale Insurance Company                   Ohio                              Insurance Company
  Scottsdale Surplus Lines Insurance            Arizona                            Excess and Surplus Lines Insurance Company
  Company
  SVM Sales GmbH, Neckura Insurance             Germany                            Sales support for Neckura Insurance Group
  Group
  TIG Countrywide Insurance Group             California                           Independent Agency Personal Lines Underwriter
  Wausau (Bermuda) Ltd.                         Bermuda                            Rent-a-captive Reinsurer
  Wausau Business Insurance Company            Wisconsin                           Insurance Company

                                                                         NO. VOTING
                                                                         SECURITIES
                                                        STATE          (SEE ATTACHED
                                                         OF             CHART) UNLESS
                                                     ORGANIZATION       OTHERWISE
                        COMPANY                                          INDICATED               PRINCIPAL BUSINESS
         Wausau Insurance Company (U.K.)           United Kingdom                          Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters           California                            Special Risks, Excess and Surplus Lines
                                                                                           Insurance Underwriting Manager
    **   Wausau Preferred Health Insurance            Wisconsin                            Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                   Wisconsin                            Holding Company
         Wausau Underwriters Insurance Company        Wisconsin                            Insurance Company
         Wausau General Insurance Company             Illinois                             Insurance Company

                                                                          NO. VOTING SECURITIES
                                                        STATE          (SEE ATTACHED CHART) UNLESS
                                                         OF               OTHERWISE INDICATED
                        COMPANY                     ORGANIZATION                                          PRINCIPAL BUSINESS
     *   MFS Variable Account                           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   NACo Variable Account                          Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide DC Variable Account                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide DCVA-II                             Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Separate Account No. 1                         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Multi-Flex Variable Account         Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide VA Separate Account-A               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
     *   Nationwide VA Separate Account-B               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
     *   Nationwide VA Separate Account-C               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
         Nationwide VA Separate Account-Q               Ohio          Nationwide Life and Annuity    Issuer of Annuity Contracts
                                                                      Separate Account
     *   Nationwide Variable Account                    Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Variable Account-II                 Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Variable Account-3                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Variable Account-4                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Variable Account-5                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Fidelity Advisor Variable           Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
         Account                                                      Account
     *   Nationwide Variable Account-6                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
         Nationwide Variable Account-8                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account
     *   Nationwide Variable Account-9                  Ohio          Nationwide Life Separate       Issuer of Annuity Contracts
                                                                      Account

                                                                   NO. VOTING SECURITIES
                                                 STATE          (SEE ATTACHED CHART) UNLESS
                                                  OF               OTHERWISE INDICATED
                        COMPANY              ORGANIZATION                                          PRINCIPAL BUSINESS
     *   Nationwide VL Separate                  Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
                                                               Separate Account
         Account-A
         Nationwide VL Separate                  Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
                                                               Separate Account
         Account-B
         Nationwide VL Separate                  Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
                                                               Separate Account
         Account-C
         Nationwide VL Separate                  Ohio          Nationwide Life and Annuity    Issuer of Life Insurance Policies
                                                                 Separate Account
         Account-D
     *   Nationwide VLI Separate Account         Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                               Account
     *   Nationwide VLI Separate Account-2       Ohio          Nationwide Life Separate       Issuer of Life Insurance
                                                               Account                        Policies
     *   Nationwide VLI Separate Account-3       Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                               Account
         Nationwide VLI Separate Account-4       Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                               Account
         Nationwide VLI Separate Account-5       Ohio          Nationwide Life Separate       Issuer of Life Insurance Policies
                                                                  Account

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 1,550 and 970 respectively.

Item 28.      INDEMNIFICATION


              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.



              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29.      PRINCIPAL UNDERWRITER



               (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.


                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.

               (b)       NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                                  POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                                            WITH UNDERWRITER
Joseph J. Gasper                                                  President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                  Chairman of the Board of Directors and Chairman and
One Nationwide Plaza                                  Chief Executive Officer--Nationwide Insurance
Columbus, OH  43215                                              Enterprise and Director

Robert A. Oakley                                    Executive Vice President - Chief Financial Officer
One Nationwide Plaza                                                  and Director
Columbus, OH  43215

Susan A. Wolken                                                          Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                            Executive Vice President - Chief Investment Officer
One Nationwide Plaza                                                     and Director
Columbus, OH 43215

Elizabeth A. Davin                                                 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                       Senior Vice President and General Counsel and
One Nationwide Plaza                                               Assistant Secretary
Columbus, OH  43215

Dennis W. Click                                                         Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                   Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                             Vice President and General
One Nationwide Plaza                                                     Manager
Columbus, OH  43215

Edwin P. Mc Causland                                        Senior Vice President-Fixed Income
One Nationwide Plaza                                                    Securities
Columbus, OH 43215

William G. Goslee                                                     Vice President
One Nationwide Plaza
Columbus, OH  43215

                                                                  POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                                            WITH UNDERWRITER
Charles Bath                                                   Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Joseph P. Rath                                                 Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215

Christopher A. Cray                                                     Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                  Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                  Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


               (c)

             NAME OF PRINCIPAL     NET UNDERWRITING       COMPENSATION ON       BROKERAGE          COMPENSATION
             UNDERWRITER           DISCOUNTS AND          REDEMPTION OR         COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION
             -------------------   ------------------    -----------------    --------------      --------------
             Nationwide Advisory   N/A                    N/A                   N/A                N/A
             Services, Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.



              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   Offered by

                        Nationwide Life Insurance Company


                        NATIONWIDE LIFE INSURANCE COMPANY



                         NATIONWIDE VARIABLE ACCOUNT - 9


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   PROSPECTUS



                                   May 1, 1999

    INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account-9:

The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
April 24, 1998

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that the requirements of the Securities Act Rule 485 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of February, 1999.


                                     NATIONWIDE VARIABLE ACCOUNT-9
                     ---------------------------------------------------------
                                            (Registrant)
                                   NATIONWIDE LIFE INSURANCE COMPANY
                     ---------------------------------------------------------
                                            (Depositor)

                                          By/s/JOSEPH P. RATH
                     ---------------------------------------------------------
                                           Joseph P. Rath

                      Vice President - Office of Product and Market Compliance



As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of February, 1999.

              SIGNATURE                                               TITLE
LEWIS J. ALPHIN                                                   Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                        Director
----------------------------------------
A. I. Bell

KEITH W. ECKEL                                                    Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                  Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                                    Director
----------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                         Director
----------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
----------------------------------------
Joseph J. Gasper                                           Operating Office and Director

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
----------------------------------------
Dimon R. McFerson                                Nationwide Insurance Enterprise and Director

DAVID O. MILLER                                       Chairman of the Board and Director
----------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                              Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                                           Executive Vice President-
----------------------------------------
Robert A. Oakley                                            Chief Financial Officer

JAMES F. PATTERSON                                                Director                            By  /s/JOSEPH P. RATH
----------------------------------------                                                              -------------------------
James F. Patterson                                                                                        Joseph P. Rath
                                                                                                          Attorney-in-Fact
ARDEN L. SHISLER                                                  Director
----------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                 Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                   Director
----------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                   Director
----------------------------------------
Harold W. Weihl